AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 11, 2022

We have served as the Account’s auditor since 1987.

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AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
724,714.738 shares at $26.15 per share (cost $15,885,048)	$18,951,290
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
79,030.199 shares at $25.97 per share (cost $1,747,162)	2,052,414
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
434,274.408 shares at $25.27 per share (cost $9,508,726)	10,974,114
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
292,544.579 shares at $102.43 per share (cost $17,288,071)	29,965,341
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
33,923.227 shares at $101.70 per share (cost $2,095,747)	3,449,992
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
87,512.338 shares at $99.42 per share (cost $6,073,344)	8,700,477
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
712,622.675 shares at $5.25 per share (cost $3,784,906)	3,741,269
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
136,531.292 shares at $5.21 per share (cost $730,857)	711,328
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
10,297,623.492 shares at $5.03 per share (cost $55,273,633)	51,797,046
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
175,336.435 shares at $29.28 per share (cost $3,240,474)	5,133,851
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
21,729.962 shares at $29.13 per share (cost $423,862)	632,994
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
326,732.333 shares at $28.94 per share (cost $6,489,158)	9,455,634
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
440,531.232 shares at $18.33 per share (cost $6,730,313)	8,074,937
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
73,589.915 shares at $18.14 per share (cost $1,110,203)	1,334,921
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
114,357.844 shares at $17.81 per share (cost $1,696,137)	2,036,713
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
482,804.937 shares at $13.35 per share (cost $6,276,250)	6,445,446
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
6,454,188.240 shares at $12.98 per share (cost $81,765,465)	83,775,363
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
451,003.431 shares at $54.35 per share (cost $13,997,524)	24,512,036
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
115,060.866 shares at $54.00 per share (cost $3,650,134)	6,213,287

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
687,640.670 shares at $52.51 per share (cost $22,081,511)	$36,108,012
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
53,189.287 shares at $24.38 per share (cost $833,274)	1,296,755
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,318.229 shares at $24.16 per share (cost $96,855)	152,648
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
29,898.729 shares at $23.98 per share (cost $541,315)	716,972
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
128,989.082 shares at $39.39 per share (cost $4,376,999)	5,080,880
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
11,632,795.010 shares at $1.00 per share (cost $11,632,795)	11,632,795
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
910,223.200 shares at $1.00 per share (cost $910,223)	910,223
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
22,517.665 shares at $461.95 per share (cost $6,214,716)	10,402,035
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
50,506.023 shares at $11.61 per share (cost $582,269)	586,375
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
376,606.056 shares at $19.59 per share (cost $5,316,658)	7,377,713
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities) -
792,416.334 shares at $38.31 per share (cost $21,952,696)	30,357,470
MFS(R) New Discovery Series, Initial Class (New Discovery) -
421,307.961 shares at $23.30 per share (cost $8,459,333)	9,816,475
MFS(R) Total Return Series, Initial Class (Total Return) -
248,644.279 shares at $27.78 per share (cost $5,757,145)	6,907,338
MFS(R) Growth Series, Service Class (Growth SC) -
16,101.561 shares at $74.74 per share (cost $899,755)	1,203,431
MFS(R) New Discovery Series, Service Class (New Discovery SC) -
57,114.804 shares at $19.84 per share (cost $1,152,449)	1,133,158
MFS(R) Utilities Series, Service Class (Utilities SC) -
52,682.540 shares at $37.58 per share (cost $1,640,850)	1,979,810
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
368,496.647 shares at $9.81 per share (cost $3,676,924)	3,614,952
MFS(R) Research International Portfolio, Initial Class (Research) -
1,721,618.183 shares at $19.13 per share (cost $26,711,657)	32,934,556

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$144,648
2,136.285 shares at $67.71 per share (cost $131,988)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
54,858.499 shares at $11.76 per share (cost $633,957)	645,136
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
93,857.845 shares at $12.27 per share (cost $1,188,194)	1,151,636
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
74,820.697 shares at $13.30 per share (cost $935,811)	995,115
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
52,250.987 shares at $14.47 per share (cost $663,884)	756,072
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
25,830.114 shares at $12.06 per share (cost $301,635)	311,511
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	163,801
12,160.456 shares at $13.47 per share (cost $127,600)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
2,264.562 shares at $19.21 per share (cost $36,830)	43,502
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
1,165.715 shares at $22.70 per share (cost $24,488)	26,462
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,378,340.409 shares at $18.11 per share (cost $20,285,545)	24,961,745
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
139,949.812 shares at $11.30 per share (cost $1,477,784)	1,581,433
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
2,921,902.228 shares at $23.47 per share (cost $54,586,382)	68,577,045
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
7,012.411 shares at $11.23 per share (cost $69,184)	78,749
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II (Core Plus Fixed II) -
40,106.189 shares at $10.56 per share (cost $444,569)	423,521
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,604,721.030 shares at $2.78 per share (cost $5,404,469)	7,241,124
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
60,600.862 shares at $37.47 per share (cost $1,860,322)	2,270,714
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
127,430.346 shares at $2.77 per share (cost $290,920)	352,982

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
4,891,124.775 shares at $10.72 per share (cost $43,917,344)	$52,432,858
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
408,748.885 shares at $25.02 per share (cost $7,691,631)	10,226,897
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
103,249.061 shares at $10.72 per share (cost $1,008,626)	1,106,830
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
233,947.505 shares at $41.41 per share (cost $7,870,265)	9,687,766
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
164,677.360 shares at $17.99 per share (cost $2,595,969)	2,962,546
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
319,805.649 shares at $11.13 per share (cost $3,316,617)	3,559,437
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
32,591.812 shares at $114.63 per share (cost $2,682,067)	3,735,999
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
16,351.549 shares at $29.57 per share (cost $426,774)	483,515
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
9,646.905 shares at $19.89 per share (cost $168,256)	191,877
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
33,804.399 shares at $17.53 per share (cost $554,901)	592,591
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
487,024.059 shares at $144.47 per share (cost $41,756,406)	70,360,366
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
414,055.573 shares at $99.34 per share (cost $29,679,198)	41,132,281
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
402,816.555 shares at $146.70 per share (cost $20,412,886)	59,093,189
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
507,859.594 shares at $102.12 per share (cost $38,547,460)	51,862,622
Calvert VP S&P 500 Index Portfolio (S&P 500) -
907,103.019 shares at $200.13 per share (cost $105,179,849)	181,538,527
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,647,006.213 shares at $55.64 per share (cost $90,962,718)	91,639,426
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
5,616,683.709 shares at $23.93 per share (cost $95,293,327)	134,407,241
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,350,877.496 shares at $22.49 per share (cost $55,955,450)	75,361,235
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
4,343,045.518 shares at $20.80 per share (cost $71,008,836)	90,335,347

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
416,508.500 shares at $18.51 per share (cost $6,946,008)	$7,709,572
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
132,055.103 shares at $24.64 per share (cost $2,356,629)	3,253,838
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
46,420.583 shares at $23.55 per share (cost $837,479)	1,093,205
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
145,648.954 shares at $15.47 per share (cost $1,959,788)	2,253,189
DWS International Growth VIP Portfolio, Class A (Thematic) -
34,932.376 shares at $18.80 per share (cost $466,269)	656,729
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
3,153.153 shares at $15.11 per share (cost $41,079)	47,644
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
53,709.893 shares at $20.33 per share (cost $920,119)	1,091,922
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
11,290.159 shares at $23.82 per share (cost $235,804)	268,932
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
18,869.086 shares at $36.02 per share (cost $534,717)	679,664
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,239,139.690 shares at $50.47 per share (cost $29,048,622)	62,539,380
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,007,441.283 shares at $10.76 per share (cost $11,119,648)	10,840,068
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
856,240.206 shares at $10.23 per share (cost $8,939,347)	8,759,337
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
55,079.243 shares at $10.30 per share (cost $565,185)	567,316
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
11,028.291 shares at $12.52 per share (cost $140,084)	138,074
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
50,562.338 shares at $10.23 per share (cost $516,802)	517,253
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
247,387.242 shares at $13.99 per share (cost $3,340,849)	3,460,948
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
19,487.067 shares at $7.84 per share (cost $145,127)	152,779

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
59,082.680 shares at $11.81 per share (cost $649,620)	$697,766
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
47,734.210 shares at $12.55 per share (cost $512,336)	599,064
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
36,185.444 shares at $11.21 per share (cost $392,580)	405,639
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,728,882.452 shares at $13.13 per share (cost $45,678,746)	35,830,227
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
94,586.183 shares at $16.76 per share (cost $1,464,517)	1,585,264
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
4,045.814 shares at $19.61 per share (cost $70,419)	79,338
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
30,917.817 shares at $17.54 per share (cost $494,047)	542,299
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
19,105.948 shares at $13.59 per share (cost $254,159)	259,650
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
7,980.371 shares at $36.12 per share (cost $232,717)	288,251
American Funds Insurance Series(R) (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,626,112.933 shares at $14.93 per share (cost $34,156,768)	39,207,866
American Funds IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
208,240.146 shares at $17.83 per share (cost $2,958,392)	3,712,922
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
32,382.911 shares at $44.94 per share (cost $1,156,343)	1,455,288
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
28,846.370 shares at $126.28 per share (cost $2,558,833)	3,642,720
American Funds IS International Fund Portfolio, Class 2 (International) -
33,041.815 shares at $22.60 per share (cost $660,297)	746,745
American Funds IS New World Fund Portfolio, Class 2 (New World) -
23,009.530 shares at $31.48 per share (cost $614,188)	724,340
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
29,258.394 shares at $66.44 per share (cost $1,479,160)	1,943,928
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
116,435.134 shares at $28.74 per share (cost $2,713,529)	3,346,346

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
50,669.394 shares at $4.20 per share (cost $208,875)	$212,811
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
9,011.246 shares at $19.18 per share (cost $169,649)	172,836
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,997.404 shares at $14.98 per share (cost $50,534)	59,881
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio,
Class 2 (Smaller-Cap) -
7,610.159 shares at $34.77 per share (cost $179,015)	264,605
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
18,105.463 shares at $35.91 per share (cost $398,495)	650,167
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
52,922.031 shares at $6.77 per share (cost $353,113)	358,282
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
10,932.004 shares at $86.12 per share (cost $564,325)	941,464
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
715.254 shares at $10.1888 per share (cost $6,566)	7,288
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
178,104.088 shares at $9.3888 per share (cost $1,413,605)	1,672,184
Delaware Ivy VIP Energy Portfolio, Class II (Energy) -
55,043.951 shares at $3.4723 per share (cost $187,173)	191,129
Delaware Ivy VIP Smid Cap Core Portfolio, Class II (Small Cap Value) -
23,919.753 shares at $16.7277 per share (cost $360,384)	400,122
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
63,367.678 shares at $29.5059 per share (cost $1,857,248)	1,869,720
Delaware Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
45,242.390 shares at $17.8418 per share (cost $597,777)	807,206
Delaware Ivy VIP International Core Equity Portfolio, Class II (International) -
9,486.124 shares at $18.4725 per share (cost $149,027)	175,232
Delaware Ivy VIP Global Growth Portfolio, Class II (Global) -
17,073.847 shares at $4.8137 per share (cost $80,393)	82,188
Delaware Ivy VIP High Income Portfolio, Class II (High Income) -
89,021.860 shares at $3.3926 per share (cost $305,741)	302,016
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
45,149.792 shares at $13.27 per share (cost $594,648)	599,138

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
11,774.713 shares at $18.67 per share (cost $184,702)	$219,834
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
8,546.816 shares at $20.34 per share (cost $147,824)	173,842
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
56,911.156 shares at $8.76 per share (cost $483,174)	498,542
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
12,569.518 shares at $25.49 per share (cost $266,908)	320,397

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,639,682,184

The accompanying notes are an integral part of these financial statements.

FS-10

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FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$341,534
Mortality and expense risk charge	(238,695)
Net investment income(loss)	102,839

Realized gain(loss) on investments:
Net realized gain distributions	1,999,495
Net realized gain(loss) on sale of fund shares	323,718
Net realized gain(loss)	2,323,213

Change in unrealized appreciation/depreciation	1,298,672

Net increase(decrease) in net assets resulting
from operations	$3,724,724

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$102,839	$71,962
Net realized gain(loss)	2,323,213	732,295
Net change in unrealized appreciation/depreciation	1,298,672	(82,192)
Net increase(decrease) in net assets resulting
from operations	3,724,724	722,065

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	175,189	72,675
Subaccounts transfers (including fixed account), net	(375,485)	(441,440)
Transfers for policyowner benefits and terminations	(1,004,717)	(1,293,837)
Policyowner maintenance charges	(29,899)	(28,118)
Net increase(decrease) from policyowner transactions	(1,234,912)	(1,690,720)

Total increase(decrease) in net assets	2,489,812	(968,655)
Net assets at beginning of period	16,461,478	17,430,133
Net assets at end of period	$18,951,290	$16,461,478

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2021		2021		2021

$35,543		$174,986		$-
(20,672)		(100,540)		(375,996)
14,871		74,446		(375,996)

224,388		1,205,911		5,925,967
91,669		241,351		1,469,557
316,057		1,447,262		7,395,524

128,130		679,025		(1,472,282)

$459,058		$2,200,733		$5,547,246

Equity-Income SC		Equity-Income SC2		Growth IC

2021	2020	2021	2020	2021	2020

$14,871	$13,745	$74,446	$62,450	$(375,996)	$(273,552)
316,057	88,733	1,447,262	407,642	7,395,524	2,993,937
128,130	(4,060)	679,025	11,825	(1,472,282)	5,298,659

459,058	98,418	2,200,733	481,917	5,547,246	8,019,044

-	-	25,887	33,433	240,538	68,200
(5,576)	(65,161)	(217,955)	(93,257)	(648,170)	69,237
(383,055)	(145,469)	(995,153)	(690,835)	(1,968,976)	(1,074,222)
(314)	(310)	(23,888)	(21,754)	(44,524)	(39,600)
(388,945)	(210,940)	(1,211,109)	(772,413)	(2,421,132)	(976,385)

70,113	(112,522)	989,624	(290,496)	3,126,114	7,042,659
1,982,301	2,094,823	9,984,490	10,274,986	26,839,227	19,796,568
$2,052,414	$1,982,301	$10,974,114	$9,984,490	$29,965,341	$26,839,227

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(31,937)
Net investment income(loss)	(31,937)

Realized gain(loss) on investments:
Net realized gain distributions	684,374
Net realized gain(loss) on sale of fund shares	167,826
Net realized gain(loss)	852,200

Change in unrealized appreciation/depreciation	(154,469)

Net increase(decrease) in net assets resulting
from operations	$665,794

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(31,937)	$(23,312)
Net realized gain(loss)	852,200	387,726
Net change in unrealized appreciation/depreciation	(154,469)	587,981
Net increase(decrease) in net assets resulting
from operations	665,794	952,395

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	910	-
Subaccounts transfers (including fixed account), net	(81,066)	(91,416)
Transfers for policyowner benefits and terminations	(217,938)	(217,920)
Policyowner maintenance charges	(431)	(453)
Net increase(decrease) from policyowner transactions	(298,525)	(309,789)

Total increase(decrease) in net assets	367,269	642,606
Net assets at beginning of period	3,082,723	2,440,117
Net assets at end of period	$3,449,992	$3,082,723

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2021		2021		2021

$-		$190,670		$37,078
(80,432)		(49,548)		(6,792)
(80,432)		141,122		30,286

1,837,427		-		-
607,584		3,334		(60)
2,445,011		3,334		(60)

(731,426)		(37,917)		(5,195)

$1,633,153		$106,539		$25,031

Growth SC2		High Income IC		High Income SC

2021	2020	2021	2020	2021	2020

$(80,432)	$(63,911)	$141,122	$141,876	$30,286	$28,147
2,445,011	1,249,874	3,334	(111,524)	(60)	(11,016)
(731,426)	1,313,011	(37,917)	(31,214)	(5,195)	(14,611)

1,633,153	2,498,974	106,539	(862)	25,031	2,520

148,930	55,617	16,124	16,823	-	-
(951,308)	(62,157)	2,832	(348,248)	35,540	1,417
(546,334)	(856,491)	(240,008)	(368,935)	(64,823)	(255,100)
(17,308)	(16,425)	(5,627)	(7,717)	(115)	(143)
(1,366,020)	(879,456)	(226,679)	(708,077)	(29,398)	(253,826)

267,133	1,619,518	(120,140)	(708,939)	(4,367)	(251,306)
8,433,344	6,813,826	3,861,409	4,570,348	715,695	967,001
$8,700,477	$8,433,344	$3,741,269	$3,861,409	$711,328	$715,695

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,713,443
Mortality and expense risk charge	(484,285)
Net investment income(loss)	2,229,158

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(154,260)
Net realized gain(loss)	(154,260)

Change in unrealized appreciation/depreciation	(415,343)

Net increase(decrease) in net assets resulting
from operations	$1,659,555

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,229,158	$1,932,380
Net realized gain(loss)	(154,260)	(437,595)
Net change in unrealized appreciation/depreciation	(415,343)	(959,100)
Net increase(decrease) in net assets resulting
from operations	1,659,555	535,685

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	370,832	305,050
Subaccounts transfers (including fixed account), net	5,534,780	2,362,530
Transfers for policyowner benefits and terminations	(5,229,847)	(4,261,315)
Policyowner maintenance charges	(448,319)	(425,041)
Net increase(decrease) from policyowner transactions	227,446	(2,018,776)

Total increase(decrease) in net assets	1,887,001	(1,483,091)
Net assets at beginning of period	49,910,045	51,393,136
Net assets at end of period	$51,797,046	$49,910,045

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2021		2021		2021

$25,654		$2,660		$29,414
(64,899)		(5,689)		(86,807)
(39,245)		(3,029)		(57,393)

367,879		45,106		696,102
182,314		15,791		474,954
550,193		60,897		1,171,056

309,052		43,157		429,163

$820,000		$101,025		$1,542,826

Overseas IC		Overseas SC		Overseas SC2

2021	2020	2021	2020	2021	2020

$(39,245)	$(36,958)	$(3,029)	$(3,253)	$(57,393)	$(58,229)
550,193	159,297	60,897	16,396	1,171,056	229,157
309,052	462,186	43,157	59,701	429,163	1,002,560

820,000	584,525	101,025	72,844	1,542,826	1,173,488

18,493	18,982	720	1,160	100,943	67,441
(68,251)	(105,485)	(5,901)	(32,325)	(639,186)	(94,712)
(323,271)	(314,981)	(36,563)	(38,052)	(596,086)	(460,064)
(8,535)	(8,135)	(100)	(113)	(16,295)	(14,437)
(381,564)	(409,619)	(41,844)	(69,330)	(1,150,624)	(501,772)

438,436	174,906	59,181	3,514	392,202	671,716
4,695,415	4,520,509	573,813	570,299	9,063,432	8,391,716
$5,133,851	$4,695,415	$632,994	$573,813	$9,455,634	$9,063,432

FS-17

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$128,709
Mortality and expense risk charge	(105,414)
Net investment income(loss)	23,295

Realized gain(loss) on investments:
Net realized gain distributions	43,987
Net realized gain(loss) on sale of fund shares	189,631
Net realized gain(loss)	233,618

Change in unrealized appreciation/depreciation	420,892

Net increase(decrease) in net assets resulting
from operations	$677,805

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$23,295	$15,463
Net realized gain(loss)	233,618	125,473
Net change in unrealized appreciation/depreciation	420,892	874,063
Net increase(decrease) in net assets resulting
from operations	677,805	1,014,999

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,338	13,394
Subaccounts transfers (including fixed account), net	(171,037)	(198,657)
Transfers for policyowner benefits and terminations	(882,182)	(510,437)
Policyowner maintenance charges	(20,489)	(20,728)
Net increase(decrease) from policyowner transactions	(1,051,370)	(716,428)

Total increase(decrease) in net assets	(373,565)	298,571
Net assets at beginning of period	8,448,502	8,149,931
Net assets at end of period	$8,074,937	$8,448,502

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2021		2021		2021

$19,496		$28,135		$134,132
(12,734)		(18,967)		(85,070)
6,762		9,168		49,062

7,357		11,431		181,182
21,997		33,623		59,943
29,354		45,054		241,125

76,891		110,897		(420,027)

$113,007		$165,119		$(129,840)

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2021	2020	2021	2020	2021	2020

$6,762	$5,697	$9,168	$5,602	$49,062	$61,961
29,354	20,966	45,054	35,932	241,125	164,168
76,891	137,673	110,897	196,055	(420,027)	339,649

113,007	164,336	165,119	237,589	(129,840)	565,778

-	-	45,380	3,661	26,609	31,495
(52,903)	(99,683)	(44,044)	(64,860)	379,789	19,607
(75,633)	(157,775)	(66,228)	(114,558)	(804,637)	(1,262,941)
(195)	(221)	(4,729)	(5,027)	(8,418)	(10,567)
(128,731)	(257,679)	(69,621)	(180,784)	(406,657)	(1,222,406)

(15,724)	(93,343)	95,498	56,805	(536,497)	(656,628)
1,350,645	1,443,988	1,941,215	1,884,410	6,981,943	7,638,571
$1,334,921	$1,350,645	$2,036,713	$1,941,215	$6,445,446	$6,981,943

FS-19

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,546,393
Mortality and expense risk charge	(810,302)
Net investment income(loss)	736,091

Realized gain(loss) on investments:
Net realized gain distributions	2,353,535
Net realized gain(loss) on sale of fund shares	304,625
Net realized gain(loss)	2,658,160

Change in unrealized appreciation/depreciation	(4,935,154)

Net increase(decrease) in net assets resulting
from operations	$(1,540,903)

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$736,091	$899,516
Net realized gain(loss)	2,658,160	649,229
Net change in unrealized appreciation/depreciation	(4,935,154)	4,766,430
Net increase(decrease) in net assets resulting
from operations	(1,540,903)	6,315,175

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	680,486	587,732
Subaccounts transfers (including fixed account), net	9,675,997	320,024
Transfers for policyowner benefits and terminations	(9,173,624)	(8,069,306)
Policyowner maintenance charges	(769,991)	(743,109)
Net increase(decrease) from policyowner transactions	412,868	(7,904,659)

Total increase(decrease) in net assets	(1,128,035)	(1,589,484)
Net assets at beginning of period	84,903,398	86,492,882
Net assets at end of period	$83,775,363	$84,903,398

The accompanying notes are an integral part of these financial statements.

FS-20

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2021		2021		2021

$14,518		$2,793		$9,716
(311,917)		(55,113)		(327,471)
(297,399)		(52,320)		(317,755)

2,853,886		720,997		4,321,972
1,199,065		276,575		2,485,423
4,052,951		997,572		6,807,395

1,591,228		423,640		1,546,579

$5,346,780		$1,368,892		$8,036,219

Contrafund IC		Contrafund SC		Contrafund SC2

2021	2020	2021	2020	2021	2020

$(297,399)	$(227,766)	$(52,320)	$(38,748)	$(317,755)	$(265,503)
4,052,951	1,614,988	997,572	176,608	6,807,395	1,781,890
1,591,228	3,983,399	423,640	1,123,562	1,546,579	6,335,141

5,346,780	5,370,621	1,368,892	1,261,422	8,036,219	7,851,528

80,775	149,058	17,410	-	451,207	335,185
(757,920)	(2,000,947)	(234,765)	(163,540)	(2,381,218)	(2,439,944)
(1,563,613)	(1,848,394)	(346,451)	(298,176)	(3,171,723)	(2,945,461)
(24,490)	(27,393)	(610)	(691)	(65,508)	(62,287)
(2,265,248)	(3,727,676)	(564,416)	(462,407)	(5,167,242)	(5,112,507)

3,081,532	1,642,945	804,476	799,015	2,868,977	2,739,021
21,430,504	19,787,559	5,408,811	4,609,796	33,239,035	30,500,014
$24,512,036	$21,430,504	$6,213,287	$5,408,811	$36,108,012	$33,239,035

FS-21

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,847
Mortality and expense risk charge	(17,346)
Net investment income(loss)	501

Realized gain(loss) on investments:
Net realized gain distributions	17,716
Net realized gain(loss) on sale of fund shares	22,308
Net realized gain(loss)	40,024

Change in unrealized appreciation/depreciation	104,894

Net increase(decrease) in net assets resulting
from operations	$145,419

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$501	$(2,839)
Net realized gain(loss)	40,024	44,083
Net change in unrealized appreciation/depreciation	104,894	120,105
Net increase(decrease) in net assets resulting
from operations	145,419	161,349

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,274	1,374
Subaccounts transfers (including fixed account), net	2,771	(1,691)
Transfers for policyowner benefits and terminations	(33,669)	(89,873)
Policyowner maintenance charges	(1,502)	(1,600)
Net increase(decrease) from policyowner transactions	(31,126)	(91,790)

Total increase(decrease) in net assets	114,293	69,559
Net assets at beginning of period	1,182,462	1,112,903
Net assets at end of period	$1,296,755	$1,182,462

The accompanying notes are an integral part of these financial statements.

FS-22

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2021		2021		2021

$1,973		$8,380		$17,625
(1,384)		(6,994)		(48,179)
589		1,386		(30,554)

2,089		10,327		792,246
977		36,386		283,032
3,066		46,713		1,075,278

13,728		39,567		(47,302)

$17,383		$87,666		$997,422

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2021	2020	2021	2020	2021	2020

$589	$99	$1,386	$(599)	$(30,554)	$(23,613)
3,066	3,536	46,713	17,642	1,075,278	(28,077)
13,728	14,203	39,567	78,399	(47,302)	675,657

17,383	17,838	87,666	95,442	997,422	623,967

-	-	2,464	2,974	487,942	126,673
187	134	(32,681)	1,580	(381,105)	(280,801)
(1,252)	(11,056)	(47,927)	(66,911)	(477,887)	(363,797)
(30)	(31)	(2,382)	(2,328)	(9,177)	(7,948)
(1,095)	(10,953)	(80,526)	(64,685)	(380,227)	(525,873)

16,288	6,885	7,140	30,757	617,195	98,094
136,360	129,475	709,832	679,075	4,463,685	4,365,591
$152,648	$136,360	$716,972	$709,832	$5,080,880	$4,463,685

FS-23

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,211
Mortality and expense risk charge	(125,979)
Net investment income(loss)	(124,768)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(124,768)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(124,768)	$(95,861)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(124,768)	(95,861)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	153,435	55,658
Subaccounts transfers (including fixed account), net	12,883,623	15,776,146
Transfers for policyowner benefits and terminations	(13,976,537)	(14,022,781)
Policyowner maintenance charges	(27,331)	(29,651)
Net increase(decrease) from policyowner transactions	(966,810)	1,779,372

Total increase(decrease) in net assets	(1,091,578)	1,683,511
Net assets at beginning of period	12,724,373	11,040,862
Net assets at end of period	$11,632,795	$12,724,373

The accompanying notes are an integral part of these financial statements.

FS-24

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2021		2021		2021

$100		$97,849		$13,076
(9,850)		(92,451)		(5,498)
(9,750)		5,398		7,578

-		66,473		8,448
-		299,840		3,940
-		366,313		12,388

-		1,821,544		(6,692)

$(9,750)		$2,193,255		$13,274

Money Market SC2		Index 500 SC2		Strategic SC2

2021	2020	2021	2020	2021	2020

$(9,750)	$(9,219)	$5,398	$38,623	$7,578	$10,430
-	-	366,313	181,018	12,388	4,773
-	-	1,821,544	923,821	(6,692)	12,541

(9,750)	(9,219)	2,193,255	1,143,462	13,274	27,744

179,961	92,792	955,733	624,565	152,588	15,122
2,929,956	1,371,881	(114,863)	(98,594)	(25,156)	34,753
(3,173,379)	(1,269,216)	(574,116)	(574,225)	(67,800)	(6,386)
(1,379)	(1,677)	(5,878)	(4,636)	(586)	(527)
(64,841)	193,780	260,876	(52,890)	59,046	42,962

(74,591)	184,561	2,454,131	1,090,572	72,320	70,706
984,814	800,253	7,947,904	6,857,332	514,055	443,349
$910,223	$984,814	$10,402,035	$7,947,904	$586,375	$514,055

FS-25

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$57,852
Mortality and expense risk charge	(79,655)
Net investment income(loss)	(21,803)

Realized gain(loss) on investments:
Net realized gain distributions	202,684
Net realized gain(loss) on sale of fund shares	200,091
Net realized gain(loss)	402,775

Change in unrealized appreciation/depreciation	767,466

Net increase(decrease) in net assets resulting
from operations	$1,148,438

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(21,803)	$7,613
Net realized gain(loss)	402,775	104,633
Net change in unrealized appreciation/depreciation	767,466	412,224
Net increase(decrease) in net assets resulting
from operations	1,148,438	524,470

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	81,888	30,250
Subaccounts transfers (including fixed account), net	133,082	43,653
Transfers for policyowner benefits and terminations	(587,019)	(378,376)
Policyowner maintenance charges	(9,288)	(9,353)
Net increase(decrease) from policyowner transactions	(381,337)	(313,826)

Total increase(decrease) in net assets	767,101	210,644
Net assets at beginning of period	6,610,612	6,399,968
Net assets at end of period	$7,377,713	$6,610,612

The accompanying notes are an integral part of these financial statements.

FS-26

MFS
		New
Utilities		Discovery		Total Return

2021		2021		2021

$499,802		$-		$125,829
(302,045)		(115,382)		(71,578)
197,757		(115,382)		54,251

973,904		1,676,100		335,154
648,481		638,377		231,813
1,622,385		2,314,477		566,967

1,693,096		(2,067,781)		249,430

$3,513,238		$131,314		$870,648

Utilities		New Discovery		Total Return

2021	2020	2021	2020	2021	2020

$197,757	$377,855	$(115,382)	$(94,448)	$54,251	$83,921
1,622,385	1,262,047	2,314,477	1,212,487	566,967	230,140
1,693,096	(399,536)	(2,067,781)	2,438,654	249,430	247,437

3,513,238	1,240,366	131,314	3,556,693	870,648	561,498

656,263	448,176	96,468	42,168	28,034	68,845
(447,266)	(334,061)	(909,117)	(1,056,620)	(65,945)	283,020
(1,795,751)	(1,660,913)	(806,355)	(749,300)	(1,009,968)	(653,788)
(43,575)	(43,620)	(17,176)	(15,270)	(13,608)	(13,127)
(1,630,329)	(1,590,418)	(1,636,180)	(1,779,022)	(1,061,487)	(315,050)

1,882,909	(350,052)	(1,504,866)	1,777,671	(190,839)	246,448
28,474,561	28,824,613	11,321,341	9,543,670	7,098,177	6,851,729
$30,357,470	$28,474,561	$9,816,475	$11,321,341	$6,907,338	$7,098,177

FS-27

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(10,567)
Net investment income(loss)	(10,567)

Realized gain(loss) on investments:
Net realized gain distributions	154,909
Net realized gain(loss) on sale of fund shares	48,377
Net realized gain(loss)	203,286

Change in unrealized appreciation/depreciation	17,033

Net increase(decrease) in net assets resulting
from operations	$209,752

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(10,567)	$(8,109)
Net realized gain(loss)	203,286	70,948
Net change in unrealized appreciation/depreciation	17,033	155,254
Net increase(decrease) in net assets resulting
from operations	209,752	218,093

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	149,987	76,638
Subaccounts transfers (including fixed account), net	(105,228)	(3,546)
Transfers for policyowner benefits and terminations	(32,427)	(43,109)
Policyowner maintenance charges	(1,175)	(1,024)
Net increase(decrease) from policyowner transactions	11,157	28,959

Total increase(decrease) in net assets	220,909	247,052
Net assets at beginning of period	982,522	735,470
Net assets at end of period	$1,203,431	$982,522

The accompanying notes are an integral part of these financial statements.

FS-28

MFS
New Discovery
SC		Utilities SC		Strategic

2021		2021		2021

$-		$28,095		$113,015
(9,021)		(18,845)		(36,718)
(9,021)		9,250		76,297

150,970		63,324		146,704
50,298		42,704		12,861
201,268		106,028		159,565

(214,461)		116,509		(257,530)

$(22,214)		$231,787		$(21,668)

New Discovery SC		Utilities SC		Strategic

2021	2020	2021	2020	2021	2020

$(9,021)	$(6,598)	$9,250	$18,870	$76,297	$93,782
201,268	77,876	106,028	52,121	159,565	17,997
(214,461)	190,672	116,509	7,388	(257,530)	170,311

(22,214)	261,950	231,787	78,379	(21,668)	282,090

489,059	28,214	74,597	89,178	52,871	12,925
(76,671)	(20,546)	47,126	43,949	226,055	112,958
(91,350)	(204,580)	(148,187)	(76,638)	(364,282)	(432,118)
(1,066)	(739)	(2,777)	(2,604)	(5,511)	(6,064)
319,972	(197,651)	(29,241)	53,885	(90,867)	(312,299)

297,758	64,299	202,546	132,264	(112,535)	(30,209)
835,400	771,101	1,777,264	1,645,000	3,727,487	3,757,696
$1,133,158	$835,400	$1,979,810	$1,777,264	$3,614,952	$3,727,487

FS-29

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$271,246
Mortality and expense risk charge	(320,632)
Net investment income(loss)	(49,386)

Realized gain(loss) on investments:
Net realized gain distributions	1,579,294
Net realized gain(loss) on sale of fund shares	936,235
Net realized gain(loss)	2,515,529

Change in unrealized appreciation/depreciation	893,229

Net increase(decrease) in net assets resulting
from operations	$3,359,372

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(49,386)	$343,047
Net realized gain(loss)	2,515,529	1,479,630
Net change in unrealized appreciation/depreciation	893,229	1,902,001
Net increase(decrease) in net assets resulting
from operations	3,359,372	3,724,678

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	426,281	214,048
Subaccounts transfers (including fixed account), net	(653,854)	(1,242,773)
Transfers for policyowner benefits and terminations	(3,573,427)	(2,808,278)
Policyowner maintenance charges	(278,441)	(261,632)
Net increase(decrease) from policyowner transactions	(4,079,441)	(4,098,635)

Total increase(decrease) in net assets	(720,069)	(373,957)
Net assets at beginning of period	33,654,625	34,028,582
Net assets at end of period	$32,934,556	$33,654,625

The accompanying notes are an integral part of these financial statements.

FS-30

MFS
Blended Core
SC		Corporate SC		Government SC

2021		2021		2021

$1,199		$18,049		$27,737
(820)		(6,764)		(14,108)
379		11,285		13,629

9,130		13,135		-
542		3,966		(9,971)
9,672		17,101		(9,971)

7,496		(46,585)		(48,908)

$17,547		$(18,199)		$(45,250)

Blended Core SC		Corporate SC		Government SC

2021	2020	2021	2020	2021	2020

$379	$114	$11,285	$14,469	$13,629	$25,309
9,672	1,665	17,101	5,495	(9,971)	3,077
7,496	2,602	(46,585)	38,995	(48,908)	39,646

17,547	4,381	(18,199)	58,959	(45,250)	68,032

392	3,573	9,190	32,479	4,429	9,713
88,677	158	37,031	16,020	(279,713)	106,480
-	(1,221)	(88,222)	(50,287)	(51,700)	(42,455)
(50)	(39)	(1,423)	(1,525)	(1,806)	(1,942)
89,019	2,471	(43,424)	(3,313)	(328,790)	71,796

106,566	6,852	(61,623)	55,646	(374,040)	139,828
38,082	31,230	706,759	651,113	1,525,676	1,385,848
$144,648	$38,082	$645,136	$706,759	$1,151,636	$1,525,676

FS-31

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,833
Mortality and expense risk charge	(5,788)
Net investment income(loss)	2,045

Realized gain(loss) on investments:
Net realized gain distributions	31,667
Net realized gain(loss) on sale of fund shares	4,048
Net realized gain(loss)	35,715

Change in unrealized appreciation/depreciation	29,557

Net increase(decrease) in net assets resulting
from operations	$67,317

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,045	$2,167
Net realized gain(loss)	35,715	29,619
Net change in unrealized appreciation/depreciation	29,557	19,126
Net increase(decrease) in net assets resulting
from operations	67,317	50,912

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	541,073	103,058
Subaccounts transfers (including fixed account), net	(7)	(61,391)
Transfers for policyowner benefits and terminations	(36,426)	(53,820)
Policyowner maintenance charges	(1,739)	(1,155)
Net increase(decrease) from policyowner transactions	502,901	(13,308)

Total increase(decrease) in net assets	570,218	37,604
Net assets at beginning of period	424,897	387,293
Net assets at end of period	$995,115	$424,897

The accompanying notes are an integral part of these financial statements.

FS-32

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2021		2021		2021

$13,441		$3,520		$1,298
(7,589)		(2,009)		(2,076)
5,852		1,511		(778)

34,248		6,602		-
10,668		2,095		26,620
44,916		8,697		26,620

21,941		581		34,651

$72,709		$10,789		$60,493

Moderate SC		Conservative SC		Blended Small Cap SC

2021	2020	2021	2020	2021	2020

$5,852	$5,828	$1,511	$2,184	$(778)	$(1,213)
44,916	(12,604)	8,697	8,123	26,620	11,533
21,941	(979)	581	6,684	34,651	(13,804)

72,709	(7,755)	10,789	16,991	60,493	(3,484)

9,765	31,318	162,333	15,799	2,726	1,345
(66,418)	(582,677)	(14,304)	(23)	(154,731)	(61,856)
(26,261)	(25,286)	(19,083)	(13,489)	(1,682)	-
(977)	(1,054)	(694)	(487)	(243)	(290)
(83,891)	(577,699)	128,252	1,800	(153,930)	(60,801)

(11,182)	(585,454)	139,041	18,791	(93,437)	(64,285)
767,254	1,352,708	172,470	153,679	257,238	321,523
$756,072	$767,254	$311,511	$172,470	$163,801	$257,238

FS-33

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$549
Mortality and expense risk charge	(262)
Net investment income(loss)	287

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	28
Net realized gain(loss)	28

Change in unrealized appreciation/depreciation	6,671

Net increase(decrease) in net assets resulting
from operations	$6,986

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$287	$-
Net realized gain(loss)	28	-
Net change in unrealized appreciation/depreciation	6,671	-
Net increase(decrease) in net assets resulting
from operations	6,986	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,000	-
Subaccounts transfers (including fixed account), net	14,539	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(23)	-
Net increase(decrease) from policyowner transactions	36,516	-

Total increase(decrease) in net assets	43,502	-
Net assets at beginning of period	-	-
Net assets at end of period	$43,502	$-

The accompanying notes are an integral part of these financial statements.

FS-34

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2021		2021		2021

$118		$217,439		$31,484
(142)		(256,982)		(18,138)
(24)		(39,543)		13,346

-		-		57,478
3,209		840,604		23,095
3,209		840,604		80,573

743		(169,609)		24,410

$3,928		$631,452		$118,329

Global Real Estate SC		Emerging Markets		Intl. Magnum

2021	2020	2021	2020	2021	2020

$(24)	$(44)	$(39,543)	$109,670	$13,346	$6,206
3,209	1	840,604	694,088	80,573	89,431
743	1,230	(169,609)	2,551,029	24,410	30,531

3,928	1,187	631,452	3,354,787	118,329	126,168

14,994	13,419	224,095	179,164	7,821	30,983
(2,031)	-	468,256	(1,372,231)	53,646	(178,840)
(4,996)	-	(2,565,090)	(2,324,474)	(363,364)	(112,233)
(30)	(9)	(177,388)	(168,537)	(3,148)	(3,532)
7,937	13,410	(2,050,127)	(3,686,078)	(305,045)	(263,622)

11,865	14,597	(1,418,675)	(331,291)	(186,716)	(137,454)
14,597	-	26,380,420	26,711,711	1,768,149	1,905,603
$26,462	$14,597	$24,961,745	$26,380,420	$1,581,433	$1,768,149

FS-35

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,339,183
Mortality and expense risk charge	(634,855)
Net investment income(loss)	704,328

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,287,977
Net realized gain(loss)	1,287,977

Change in unrealized appreciation/depreciation	19,553,498

Net increase(decrease) in net assets resulting
from operations	$21,545,803

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$704,328	$1,133,676
Net realized gain(loss)	1,287,977	1,099,597
Net change in unrealized appreciation/depreciation	19,553,498	(11,521,691)
Net increase(decrease) in net assets resulting
from operations	21,545,803	(9,288,418)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	783,507	622,878
Subaccounts transfers (including fixed account), net	(10,494,205)	12,223,888
Transfers for policyowner benefits and terminations	(5,954,297)	(5,063,541)
Policyowner maintenance charges	(465,699)	(425,247)
Net increase(decrease) from policyowner transactions	(16,130,694)	7,357,978

Total increase(decrease) in net assets	5,415,109	(1,930,440)
Net assets at beginning of period	63,161,936	65,092,376
Net assets at end of period	$68,577,045	$63,161,936

The accompanying notes are an integral part of these financial statements.

FS-36

Van Kampen				Calvert
		Core Plus
Global II		Fixed II		Balanced

2021		2021		2021

$1,516		$8,791		$81,918
(837)		(3,927)		(75,590)
679		4,864		6,328

2,909		21,965		211,408
1,542		3,387		152,890
4,451		25,352		364,298

735		(37,826)		540,674

$5,865		$(7,610)		$911,300

Global II		Core Plus Fixed II		Balanced

2021	2020	2021	2020	2021	2020

$679	$238	$4,864	$4,736	$6,328	$27,841
4,451	4,556	25,352	5,190	364,298	270,667
735	(83)	(37,826)	15,643	540,674	508,381

5,865	4,711	(7,610)	25,569	911,300	806,889

163	477	34,013	30,607	45,913	36,200
(295)	(56)	(23,088)	344,139	(28,474)	(80,494)
(11,967)	(15,287)	(70,513)	(123,395)	(383,484)	(159,313)
(241)	(239)	(934)	(1,035)	(9,342)	(8,730)
(12,340)	(15,105)	(60,522)	250,316	(375,387)	(212,337)

(6,475)	(10,394)	(68,132)	275,885	535,913	594,552
85,224	95,618	491,653	215,768	6,705,211	6,110,659
$78,749	$85,224	$423,521	$491,653	$7,241,124	$6,705,211

FS-37

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,332
Mortality and expense risk charge	(22,550)
Net investment income(loss)	(18,218)

Realized gain(loss) on investments:
Net realized gain distributions	93,408
Net realized gain(loss) on sale of fund shares	48,872
Net realized gain(loss)	142,280

Change in unrealized appreciation/depreciation	170,379

Net increase(decrease) in net assets resulting
from operations	$294,441

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(18,218)	$(11,675)
Net realized gain(loss)	142,280	175,859
Net change in unrealized appreciation/depreciation	170,379	71,158
Net increase(decrease) in net assets resulting
from operations	294,441	235,342

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(124,792)	(16,312)
Transfers for policyowner benefits and terminations	(141,385)	(268,262)
Policyowner maintenance charges	(4,338)	(4,324)
Net increase(decrease) from policyowner transactions	(270,515)	(288,898)

Total increase(decrease) in net assets	23,926	(53,556)
Net assets at beginning of period	2,246,788	2,300,344
Net assets at end of period	$2,270,714	$2,246,788

The accompanying notes are an integral part of these financial statements.

FS-38

Calvert		American Century
		Income &		Mid Cap
Balanced F		Growth		Value

2021		2021		2021

$3,985		$556,932		$114,886
(4,174)		(510,361)		(101,366)
(189)		46,571		13,520

10,283		7,886,582		-
33,485		1,489,044		391,720
43,768		9,375,626		391,720

12,194		1,240,982		1,626,914

$55,773		$10,663,179		$2,032,154

Balanced F		Income & Growth		Mid Cap Value

2021	2020	2021	2020	2021	2020

$(189)	$1,669	$46,571	$464,328	$13,520	$75,728
43,768	10,820	9,375,626	2,887,963	391,720	(48,928)
12,194	33,198	1,240,982	1,739,786	1,626,914	(99,652)

55,773	45,687	10,663,179	5,092,077	2,032,154	(72,852)

23,528	76,949	711,012	326,045	129,398	96,328
(754)	(45,311)	(3,836,943)	(1,263,704)	(524,601)	(188,124)
(186,766)	(49,746)	(5,524,560)	(4,805,546)	(1,236,844)	(906,277)
(993)	(1,133)	(352,133)	(330,419)	(18,579)	(18,340)
(164,985)	(19,241)	(9,002,624)	(6,073,624)	(1,650,626)	(1,016,413)

(109,212)	26,446	1,660,555	(981,547)	381,528	(1,089,265)
462,194	435,748	50,772,303	51,753,850	9,845,369	10,934,634
$352,982	$462,194	$52,432,858	$50,772,303	$10,226,897	$9,845,369

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Inc. & Growth
	II

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,752
Mortality and expense risk charge	(10,340)
Net investment income(loss)	(1,588)

Realized gain(loss) on investments:
Net realized gain distributions	148,112
Net realized gain(loss) on sale of fund shares	6,654
Net realized gain(loss)	154,766

Change in unrealized appreciation/depreciation	39,412

Net increase(decrease) in net assets resulting
from operations	$192,590

	Inc. & Growth II

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,588)	$4,833
Net realized gain(loss)	154,766	29,335
Net change in unrealized appreciation/depreciation	39,412	32,069
Net increase(decrease) in net assets resulting
from operations	192,590	66,237

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	130,753	19,258
Subaccounts transfers (including fixed account), net	69,381	657
Transfers for policyowner benefits and terminations	(48,372)	(57,342)
Policyowner maintenance charges	(1,118)	(748)
Net increase(decrease) from policyowner transactions	150,644	(38,175)

Total increase(decrease) in net assets	343,234	28,062
Net assets at beginning of period	763,596	735,534
Net assets at end of period	$1,106,830	$763,596

The accompanying notes are an integral part of these financial statements.

FS-40

AIM
Intl.
Growth		Global		Global Value

2021		2021		2021

$125,976		$76,475		$33,896
(98,529)		(27,115)		(38,077)
27,447		49,360		(4,181)

665,301		-		567,580
434,126		19,776		75,518
1,099,427		19,776		643,098

(638,457)		519,010		(153,206)

$488,417		$588,146		$485,711

Intl. Growth		Global		Global Value

2021	2020	2021	2020	2021	2020

$27,447	$130,371	$49,360	$102,652	$(4,181)	$8,000
1,099,427	453,651	19,776	49,419	643,098	(7,291)
(638,457)	607,086	519,010	(540,095)	(153,206)	354,508

488,417	1,191,108	588,146	(388,024)	485,711	355,217

87,768	213,473	193,795	88,778	12,555	9,811
(85,490)	(358,940)	(267,622)	191,916	3,025	(69,499)
(1,178,341)	(920,794)	(178,861)	(197,626)	(289,526)	(353,160)
(17,480)	(17,433)	(4,571)	(4,173)	(5,772)	(5,384)
(1,193,543)	(1,083,694)	(257,259)	78,895	(279,718)	(418,232)

(705,126)	107,414	330,887	(309,129)	205,993	(63,015)
10,392,892	10,285,478	2,631,659	2,940,788	3,353,444	3,416,459
$9,687,766	$10,392,892	$2,962,546	$2,631,659	$3,559,437	$3,353,444

FS-41

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Discovery
	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(37,558)
Net investment income(loss)	(37,558)

Realized gain(loss) on investments:
Net realized gain distributions	379,977
Net realized gain(loss) on sale of fund shares	241,492
Net realized gain(loss)	621,469

Change in unrealized appreciation/depreciation	3,818

Net increase(decrease) in net assets resulting
from operations	$587,729

	Discovery Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(37,558)	$(21,335)
Net realized gain(loss)	621,469	125,347
Net change in unrealized appreciation/depreciation	3,818	1,050,114
Net increase(decrease) in net assets resulting
from operations	587,729	1,154,126

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	34,925	10,137
Subaccounts transfers (including fixed account), net	(101,056)	2,555,056
Transfers for policyowner benefits and terminations	(301,782)	(193,523)
Policyowner maintenance charges	(5,811)	(3,802)
Net increase(decrease) from policyowner transactions	(373,724)	2,367,868

Total increase(decrease) in net assets	214,005	3,521,994
Net assets at beginning of period	3,521,994	-
Net assets at end of period	$3,735,999	$3,521,994

The accompanying notes are an integral part of these financial statements.

FS-42

AIM

Diversified		Value		Real Estate

2021		2021		2021

$9,125		$424		$14,254
(4,108)		(1,578)		(5,961)
5,017		(1,154)		8,293

1,833		-		-
3,217		2,498		2,676
5,050		2,498		2,676

56,488		35,528		119,011

$66,555		$36,872		$129,980

Diversified		Value		Real Estate

2021	2020	2021	2020	2021	2020

$5,017	$6,042	$(1,154)	$(407)	$8,293	$19,394
5,050	2,139	2,498	728	2,676	17,373
56,488	(16,281)	35,528	385	119,011	(118,698)

66,555	(8,100)	36,872	706	129,980	(81,931)

6,589	10,972	24,796	6,596	6,157	3,882
70,781	(20,399)	(2,044)	440	(75,413)	14,651
(19,992)	(21,659)	(11,923)	(841)	(9,790)	(132,509)
(694)	(623)	(140)	(124)	(699)	(649)
56,684	(31,709)	10,689	6,071	(79,745)	(114,625)

123,239	(39,809)	47,561	6,777	50,235	(196,556)
360,276	400,085	144,316	137,539	542,356	738,912
$483,515	$360,276	$191,877	$144,316	$592,591	$542,356

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$582,155
Mortality and expense risk charge	(729,578)
Net investment income(loss)	(147,423)

Realized gain(loss) on investments:
Net realized gain distributions	1,976,811
Net realized gain(loss) on sale of fund shares	5,659,426
Net realized gain(loss)	7,636,237

Change in unrealized appreciation/depreciation	7,380,420

Net increase(decrease) in net assets resulting
from operations	$14,869,234

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(147,423)	$127,566
Net realized gain(loss)	7,636,237	4,842,784
Net change in unrealized appreciation/depreciation	7,380,420	3,258,130
Net increase(decrease) in net assets resulting
from operations	14,869,234	8,228,480

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	471,644	374,317
Subaccounts transfers (including fixed account), net	(6,764,894)	(2,063,187)
Transfers for policyowner benefits and terminations	(6,938,502)	(6,141,390)
Policyowner maintenance charges	(369,065)	(343,624)
Net increase(decrease) from policyowner transactions	(13,600,817)	(8,173,884)

Total increase(decrease) in net assets	1,268,417	54,596
Net assets at beginning of period	69,091,949	69,037,353
Net assets at end of period	$70,360,366	$69,091,949

The accompanying notes are an integral part of these financial statements.

FS-44

Summit
Russell		Nasdaq-100		EAFE
Small Cap		Index		Intl.

2021		2021		2021

$318,837		$156,240		$906,947
(444,327)		(577,793)		(504,750)
(125,490)		(421,553)		402,197

1,174,954		3,077,780		-
2,665,911		8,428,697		1,959,840
3,840,865		11,506,477		1,959,840

1,929,368		2,419,227		2,644,671

$5,644,743		$13,504,151		$5,006,708

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2021	2020	2021	2020	2021	2020

$(125,490)	$15,953	$(421,553)	$(276,866)	$402,197	$1,166,349
3,840,865	2,965,223	11,506,477	11,434,885	1,959,840	947,381
1,929,368	4,060,998	2,419,227	8,752,791	2,644,671	1,840,811

5,644,743	7,042,174	13,504,151	19,910,810	5,006,708	3,954,541

337,068	286,858	546,269	316,443	441,492	316,156
(3,500,921)	(2,691,800)	(6,253,924)	(10,083,541)	(1,452,636)	868,487
(3,985,952)	(4,023,173)	(5,371,981)	(4,915,811)	(5,467,882)	(4,664,855)
(210,565)	(193,347)	(327,960)	(306,736)	(462,208)	(436,766)
(7,360,370)	(6,621,462)	(11,407,596)	(14,989,645)	(6,941,234)	(3,916,978)

(1,715,627)	420,712	2,096,555	4,921,165	(1,934,526)	37,563
42,847,908	42,427,196	56,996,634	52,075,469	53,797,148	53,759,585
$41,132,281	$42,847,908	$59,093,189	$56,996,634	$51,862,622	$53,797,148

FS-45

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,273,415
Mortality and expense risk charge	(1,863,229)
Net investment income(loss)	410,186

Realized gain(loss) on investments:
Net realized gain distributions	8,283,368
Net realized gain(loss) on sale of fund shares	13,323,740
Net realized gain(loss)	21,607,108

Change in unrealized appreciation/depreciation	20,422,083

Net increase(decrease) in net assets resulting
from operations	$42,439,377

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$410,186	$962,470
Net realized gain(loss)	21,607,108	12,284,396
Net change in unrealized appreciation/depreciation	20,422,083	12,231,865
Net increase(decrease) in net assets resulting
from operations	42,439,377	25,478,731

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,076,731	1,040,983
Subaccounts transfers (including fixed account), net	(14,517,306)	(9,133,573)
Transfers for policyowner benefits and terminations	(16,990,690)	(14,003,137)
Policyowner maintenance charges	(922,849)	(868,418)
Net increase(decrease) from policyowner transactions	(31,354,114)	(22,964,145)

Total increase(decrease) in net assets	11,085,263	2,514,586
Net assets at beginning of period	170,453,264	167,938,678
Net assets at end of period	$181,538,527	$170,453,264

The accompanying notes are an integral part of these financial statements.

FS-46

Summit

Barclays		Growth		Mod. Growth

2021		2021		2021

$2,222,743		$1,284,663		$733,443
(889,266)		(1,271,956)		(717,417)
1,333,477		12,707		16,026

-		-		-
133,064		3,857,873		1,674,585
133,064		3,857,873		1,674,585

(4,008,123)		14,338,488		7,144,345

$(2,541,582)		$18,209,068		$8,834,956

Barclays		Growth		Mod. Growth

2021	2020	2021	2020	2021	2020

$1,333,477	$1,679,895	$12,707	$868,533	$16,026	$451,989
133,064	904,452	3,857,873	2,801,549	1,674,585	1,632,746
(4,008,123)	3,039,947	14,338,488	(2,925,361)	7,144,345	(282,370)

(2,541,582)	5,624,294	18,209,068	744,721	8,834,956	1,802,365

592,458	760,780	1,453,616	3,334,044	475,859	2,171,163
11,474,747	371,546	(2,722,429)	(8,432,570)	(317,233)	(1,446,020)
(8,934,703)	(8,929,565)	(9,841,974)	(8,493,503)	(5,872,518)	(3,978,991)
(829,167)	(800,515)	(1,791,022)	(1,825,950)	(929,953)	(925,670)
2,303,335	(8,597,754)	(12,901,809)	(15,417,979)	(6,643,845)	(4,179,518)

(238,247)	(2,973,460)	5,307,259	(14,673,258)	2,191,111	(2,377,153)
91,877,673	94,851,133	129,099,982	143,773,240	73,170,124	75,547,277
$91,639,426	$91,877,673	$134,407,241	$129,099,982	$75,361,235	$73,170,124

FS-47

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$944,752
Mortality and expense risk charge	(867,875)
Net investment income(loss)	76,877

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,792,127
Net realized gain(loss)	1,792,127

Change in unrealized appreciation/depreciation	6,004,347

Net increase(decrease) in net assets resulting
from operations	$7,873,351

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$76,877	$614,109
Net realized gain(loss)	1,792,127	2,862,893
Net change in unrealized appreciation/depreciation	6,004,347	(7,371)
Net increase(decrease) in net assets resulting
from operations	7,873,351	3,469,631

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,299,982	663,438
Subaccounts transfers (including fixed account), net	496,856	3,469,036
Transfers for policyowner benefits and terminations	(8,266,781)	(7,081,156)
Policyowner maintenance charges	(1,037,942)	(974,112)
Net increase(decrease) from policyowner transactions	(7,507,885)	(3,922,794)

Total increase(decrease) in net assets	365,466	(453,163)
Net assets at beginning of period	89,969,881	90,423,044
Net assets at end of period	$90,335,347	$89,969,881

The accompanying notes are an integral part of these financial statements.

FS-48

Third Avenue		Dreyfus

Value		MidCap		Small Cap

2021		2021		2021

$54,889		$15,352		$7,073
(86,744)		(34,292)		(10,590)
(31,855)		(18,940)		(3,517)

-		22,037		14,484
174,224		156,003		38,634
174,224		178,040		53,118

1,419,688		562,017		178,297

$1,562,057		$721,117		$227,898

Value		MidCap		Small Cap

2021	2020	2021	2020	2021	2020

$(31,855)	$106,014	$(18,940)	$(13,480)	$(3,517)	$469
174,224	(352,818)	178,040	(36,747)	53,118	39,984
1,419,688	(97,622)	562,017	231,344	178,297	48,275

1,562,057	(344,426)	721,117	181,117	227,898	88,728

88,634	63,937	32,475	43,792	85,080	30,933
(565,219)	(197,113)	(295,387)	(159,105)	(125,159)	10,725
(923,313)	(928,531)	(355,786)	(252,823)	(62,480)	(60,159)
(15,708)	(13,986)	(6,706)	(5,845)	(1,393)	(1,148)
(1,415,606)	(1,075,693)	(625,404)	(373,981)	(103,952)	(19,649)

146,451	(1,420,119)	95,713	(192,864)	123,946	69,079
7,563,121	8,983,240	3,158,125	3,350,989	969,259	900,180
$7,709,572	$7,563,121	$3,253,838	$3,158,125	$1,093,205	$969,259

FS-49

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$29,093
Mortality and expense risk charge	(23,014)
Net investment income(loss)	6,079

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	53,886
Net realized gain(loss)	53,886

Change in unrealized appreciation/depreciation	504,694

Net increase(decrease) in net assets resulting
from operations	$564,659

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,079	$7,170
Net realized gain(loss)	53,886	39,566
Net change in unrealized appreciation/depreciation	504,694	(105,008)
Net increase(decrease) in net assets resulting
from operations	564,659	(58,272)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,769	21,633
Subaccounts transfers (including fixed account), net	(90,988)	(4,630)
Transfers for policyowner benefits and terminations	(274,507)	(213,569)
Policyowner maintenance charges	(4,251)	(3,583)
Net increase(decrease) from policyowner transactions	(346,977)	(200,149)

Total increase(decrease) in net assets	217,682	(258,421)
Net assets at beginning of period	2,035,507	2,293,928
Net assets at end of period	$2,253,189	$2,035,507

The accompanying notes are an integral part of these financial statements.

FS-50

Scudder				Neuberger Berman

Thematic		Alternative		Regency

2021		2021		2021

$2,302		$836		$5,928
(6,699)		(488)		(11,107)
(4,397)		348		(5,179)

7,679		-		-
45,016		636		72,411
52,695		636		72,411

(4,505)		4,165		208,165

$43,793		$5,149		$275,397

Thematic		Alternative		Regency

2021	2020	2021	2020	2021	2020

$(4,397)	$2,658	$348	$589	$(5,179)	$1,017
52,695	33,090	636	30	72,411	(71,673)
(4,505)	74,418	4,165	1,303	208,165	15,315

43,793	110,166	5,149	1,922	275,397	(55,341)

3,433	2,099	1,014	801	16,276	12,899
25,324	(83,006)	(4,507)	556	47,374	(14,344)
(66,172)	(39,082)	(151)	(3,228)	(136,404)	(95,350)
(1,213)	(1,163)	(37)	(34)	(1,914)	(1,616)
(38,628)	(121,152)	(3,681)	(1,905)	(74,668)	(98,411)

5,165	(10,986)	1,468	17	200,729	(153,752)
651,564	662,550	46,176	46,159	891,193	1,044,945
$656,729	$651,564	$47,644	$46,176	$1,091,922	$891,193

FS-51

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Intrinsic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$573
Mortality and expense risk charge	(2,924)
Net investment income(loss)	(2,351)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	18,027
Net realized gain(loss)	18,027

Change in unrealized appreciation/depreciation	55,596

Net increase(decrease) in net assets resulting
from operations	$71,272

	Intrinsic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,351)	$(701)
Net realized gain(loss)	18,027	(24,306)
Net change in unrealized appreciation/depreciation	55,596	4,293
Net increase(decrease) in net assets resulting
from operations	71,272	(20,714)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,019	48,954
Subaccounts transfers (including fixed account), net	17,676	(35,168)
Transfers for policyowner benefits and terminations	(60,870)	(30,012)
Policyowner maintenance charges	(325)	(364)
Net increase(decrease) from policyowner transactions	(41,500)	(16,590)

Total increase(decrease) in net assets	29,772	(37,304)
Net assets at beginning of period	239,160	276,464
Net assets at end of period	$268,932	$239,160

The accompanying notes are an integral part of these financial statements.

FS-52

Neuberger Berman		T. Rowe		Pimco

Growth		Blue Chip		Total Return

2021		2021		2021

$-		$-		$192,319
(7,803)		(626,479)		(102,738)
(7,803)		(626,479)		89,581

86,285		6,858,527		438,991
74,549		6,949,768		9,697
160,834		13,808,295		448,688

(66,539)		(3,471,771)		(782,356)

$86,492		$9,710,045		$(244,087)

Growth		Blue Chip		Total Return

2021	2020	2021	2020	2021	2020

$(7,803)	$(5,944)	$(626,479)	$(569,363)	$89,581	$128,645
160,834	46,602	13,808,295	10,899,989	448,688	197,973
(66,539)	160,393	(3,471,771)	6,327,258	(782,356)	495,029

86,492	201,051	9,710,045	16,657,884	(244,087)	821,647

74,755	41,201	1,204,341	907,209	48,102	173,262
(132,018)	23,810	(4,102,312)	(8,565,969)	765,454	(437,169)
(119,889)	(64,001)	(5,943,158)	(5,274,972)	(687,489)	(1,001,524)
(1,185)	(939)	(360,347)	(341,794)	(16,668)	(17,904)
(178,337)	71	(9,201,476)	(13,275,526)	109,399	(1,283,335)

(91,845)	201,122	508,569	3,382,358	(134,688)	(461,688)
771,509	570,387	62,030,811	58,648,453	10,974,756	11,436,444
$679,664	$771,509	$62,539,380	$62,030,811	$10,840,068	$10,974,756

FS-53

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$46,048
Mortality and expense risk charge	(84,327)
Net investment income(loss)	(38,279)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(9,461)
Net realized gain(loss)	(9,461)

Change in unrealized appreciation/depreciation	(119,001)

Net increase(decrease) in net assets resulting
from operations	$(166,741)

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(38,279)	$20,928
Net realized gain(loss)	(9,461)	(41,308)
Net change in unrealized appreciation/depreciation	(119,001)	198,146
Net increase(decrease) in net assets resulting
from operations	(166,741)	177,766

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	35,537	67,522
Subaccounts transfers (including fixed account), net	1,001,186	1,057,210
Transfers for policyowner benefits and terminations	(896,464)	(1,228,215)
Policyowner maintenance charges	(76,271)	(76,578)
Net increase(decrease) from policyowner transactions	63,988	(180,061)

Total increase(decrease) in net assets	(102,753)	(2,295)
Net assets at beginning of period	8,862,090	8,864,385
Net assets at end of period	$8,759,337	$8,862,090

The accompanying notes are an integral part of these financial statements.

FS-54

Pimco
				Low Duration
Short Term		Emerging		Adv.

2021		2021		2021

$5,139		$4,145		$2,375
(5,470)		(942)		(5,634)
(331)		3,203		(3,259)

-		-		-
1,506		275		1,436
1,506		275		1,436

(7,857)		(7,094)		(9,348)

$(6,682)		$(3,616)		$(11,171)

Short Term		Emerging		Low Duration Adv.

2021	2020	2021	2020	2021	2020

$(331)	$620	$3,203	$2,770	$(3,259)	$658
1,506	1,347	275	(659)	1,436	3,131
(7,857)	9,998	(7,094)	2,362	(9,348)	11,079

(6,682)	11,965	(3,616)	4,473	(11,171)	14,868

108,823	2,144	20,545	8,497	20,259	13,613
(4,050)	389,465	43,716	(10,840)	(9,286)	224,941
(34,276)	(42,496)	(4,188)	(2,699)	(39,996)	(45,253)
(640)	(500)	(157)	(143)	(761)	(818)
69,857	348,613	59,916	(5,185)	(29,784)	192,483

63,175	360,578	56,300	(712)	(40,955)	207,351
504,141	143,563	81,774	82,486	558,208	350,857
$567,316	$504,141	$138,074	$81,774	$517,253	$558,208

FS-55

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Real Return

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$141,180
Mortality and expense risk charge	(26,888)
Net investment income(loss)	114,292

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	23,449
Net realized gain(loss)	23,449

Change in unrealized appreciation/depreciation	(1,798)

Net increase(decrease) in net assets resulting
from operations	$135,943

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$114,292	$3,981
Net realized gain(loss)	23,449	22,023
Net change in unrealized appreciation/depreciation	(1,798)	94,852
Net increase(decrease) in net assets resulting
from operations	135,943	120,856

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	236,802	73,913
Subaccounts transfers (including fixed account), net	1,457,803	542,819
Transfers for policyowner benefits and terminations	(71,820)	(48,610)
Policyowner maintenance charges	(2,514)	(1,116)
Net increase(decrease) from policyowner transactions	1,620,271	567,006

Total increase(decrease) in net assets	1,756,214	687,862
Net assets at beginning of period	1,704,734	1,016,872
Net assets at end of period	$3,460,948	$1,704,734

The accompanying notes are an integral part of these financial statements.

FS-56

Pimco		Ibbotson

Commodity		Balanced		Growth

2021		2021		2021

$4,270		$9,196		$7,160
(1,053)		(7,307)		(5,511)
3,217		1,889		1,649

-		26,613		20,607
461		7,586		5,988
461		34,199		26,595

24,211		30,411		44,593

$27,889		$66,499		$72,837

Commodity		Balanced		Growth

2021	2020	2021	2020	2021	2020

$3,217	$3,795	$1,889	$5,823	$1,649	$4,855
461	(494)	34,199	(59,644)	26,595	13,214
24,211	(2,371)	30,411	52,367	44,593	18,293

27,889	930	66,499	(1,454)	72,837	36,362

14,000	9,703	539	12,699	2,378	2,708
25,743	-	(7,016)	(275,614)	5,876	(82,510)
(4,354)	(581)	(59,667)	(62,914)	(4,051)	(67,948)
(56)	(46)	(1,094)	(1,402)	(1,131)	(1,085)
35,333	9,076	(67,238)	(327,231)	3,072	(148,835)

63,222	10,006	(739)	(328,685)	75,909	(112,473)
89,557	79,551	698,505	1,027,190	523,155	635,628
$152,779	$89,557	$697,766	$698,505	$599,064	$523,155

FS-57

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,770
Mortality and expense risk charge	(4,068)
Net investment income(loss)	1,702

Realized gain(loss) on investments:
Net realized gain distributions	12,487
Net realized gain(loss) on sale of fund shares	2,723
Net realized gain(loss)	15,210

Change in unrealized appreciation/depreciation	4,903

Net increase(decrease) in net assets resulting
from operations	$21,815

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,702	$2,964
Net realized gain(loss)	15,210	(4,367)
Net change in unrealized appreciation/depreciation	4,903	24,315
Net increase(decrease) in net assets resulting
from operations	21,815	22,912

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	13,122	9,515
Transfers for policyowner benefits and terminations	(59,277)	(177,759)
Policyowner maintenance charges	(706)	(1,356)
Net increase(decrease) from policyowner transactions	(46,861)	(169,600)

Total increase(decrease) in net assets	(25,046)	(146,688)
Net assets at beginning of period	430,685	577,373
Net assets at end of period	$405,639	$430,685

The accompanying notes are an integral part of these financial statements.

FS-58

Franklin Templeton
				Global
Global Bond		Income		Discovery

2021		2021		2021

$-		$64,819		$1,989
(342,980)		(14,140)		(701)
(342,980)		50,679		1,288

-		-		-
(330,879)		8,858		760
(330,879)		8,858		760

(1,505,576)		142,496		8,556

$(2,179,435)		$202,033		$10,604

Global Bond		Income		Global Discovery

2021	2020	2021	2020	2021	2020

$(342,980)	$2,475,439	$50,679	$64,963	$1,288	$439
(330,879)	(840,380)	8,858	(30,307)	760	555
(1,505,576)	(3,928,868)	142,496	(50,711)	8,556	458

(2,179,435)	(2,293,809)	202,033	(16,055)	10,604	1,452

248,580	201,755	19,337	35,634	17,900	22,747
6,029,289	3,081,733	189,634	(74,748)	(3,382)	1,926
(3,416,566)	(3,070,977)	(144,551)	(58,001)	(49)	-
(319,142)	(303,903)	(1,725)	(1,781)	(85)	(51)
2,542,161	(91,392)	62,695	(98,896)	14,384	24,622

362,726	(2,385,201)	264,728	(114,951)	24,988	26,074
35,467,501	37,852,702	1,320,536	1,435,487	54,350	28,276
$35,830,227	$35,467,501	$1,585,264	$1,320,536	$79,338	$54,350

FS-59

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Small Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,088
Mortality and expense risk charge	(5,552)
Net investment income(loss)	1,536

Realized gain(loss) on investments:
Net realized gain distributions	18,767
Net realized gain(loss) on sale of fund shares	10,747
Net realized gain(loss)	29,514

Change in unrealized appreciation/depreciation	68,250

Net increase(decrease) in net assets resulting
from operations	$99,300

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,536	$858
Net realized gain(loss)	29,514	(14,766)
Net change in unrealized appreciation/depreciation	68,250	36,033
Net increase(decrease) in net assets resulting
from operations	99,300	22,125

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	42,031	156,896
Subaccounts transfers (including fixed account), net	(21,975)	4,409
Transfers for policyowner benefits and terminations	(11,488)	(129,810)
Policyowner maintenance charges	(505)	(438)
Net increase(decrease) from policyowner transactions	8,063	31,057

Total increase(decrease) in net assets	107,363	53,182
Net assets at beginning of period	434,936	381,754
Net assets at end of period	$542,299	$434,936

The accompanying notes are an integral part of these financial statements.

FS-60

Franklin Templeton		AllianceBernstein		American Funds
		Growth and
Foreign		Income		Managed

2021		2021		2021

$4,802		$1,859		$488,671
(2,618)		(2,828)		(347,641)
2,184		(969)		141,030

-		-		-
329		9,322		248,564
329		9,322		248,564

4,831		57,206		3,469,224

$7,344		$65,559		$3,858,818

Foreign		Growth and Income		Managed

2021	2020	2021	2020	2021	2020

$2,184	$3,047	$(969)	$913	$141,030	$116,656
329	(352)	9,322	10,182	248,564	959,969
4,831	(1,766)	57,206	(4,148)	3,469,224	525,949

7,344	929	65,559	6,947	3,858,818	1,602,574

7,841	99,279	23,794	10,262	535,070	817,766
695	6,404	(22,413)	(3,253)	4,792,488	7,573,312
(2,202)	(1,988)	(45,265)	(4,941)	(1,875,820)	(950,845)
(201)	(153)	(379)	(330)	(475,165)	(364,897)
6,133	103,542	(44,263)	1,738	2,976,573	7,075,336

13,477	104,471	21,296	8,685	6,835,391	8,677,910
246,173	141,702	266,955	258,270	32,372,475	23,694,565
$259,650	$246,173	$288,251	$266,955	$39,207,866	$32,372,475

FS-61

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Blue Chip

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$51,007
Mortality and expense risk charge	(33,640)
Net investment income(loss)	17,367

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	176,873
Net realized gain(loss)	176,873

Change in unrealized appreciation/depreciation	598,122

Net increase(decrease) in net assets resulting
from operations	$792,362

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$17,367	$19,686
Net realized gain(loss)	176,873	(90,940)
Net change in unrealized appreciation/depreciation	598,122	183,506
Net increase(decrease) in net assets resulting
from operations	792,362	112,252

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	731,420	112,034
Subaccounts transfers (including fixed account), net	(755,221)	(184,720)
Transfers for policyowner benefits and terminations	(271,199)	(255,532)
Policyowner maintenance charges	(3,469)	(2,914)
Net increase(decrease) from policyowner transactions	(298,469)	(331,132)

Total increase(decrease) in net assets	493,893	(218,880)
Net assets at beginning of period	3,219,029	3,437,909
Net assets at end of period	$3,712,922	$3,219,029

The accompanying notes are an integral part of these financial statements.

FS-62

American Funds

Global		Growth		International

2021		2021		2021

$4,379		$7,172		$18,773
(12,345)		(31,087)		(7,838)
(7,966)		(23,915)		10,935

59,504		391,498		-
73,805		92,426		12,604
133,309		483,924		12,604

31,965		98,270		(42,338)

$157,308		$558,279		$(18,799)

Global		Growth		International

2021	2020	2021	2020	2021	2020

$(7,966)	$(5,038)	$(23,915)	$(14,104)	$10,935	$(2,196)
133,309	42,420	483,924	70,895	12,604	(4,180)
31,965	181,190	98,270	809,768	(42,338)	87,452

157,308	218,572	558,279	866,559	(18,799)	81,076

570,380	109,147	530,064	163,544	51,030	37,789
(183,036)	(3,809)	33,332	(122,172)	(22,520)	(24,423)
(107,009)	(44,495)	(169,431)	(54,942)	(34,325)	(73,494)
(1,476)	(1,073)	(3,476)	(2,584)	(1,046)	(900)
278,859	59,770	390,489	(16,154)	(6,861)	(61,028)

436,167	278,342	948,768	850,405	(25,660)	20,048
1,019,121	740,779	2,693,952	1,843,547	772,405	752,357
$1,455,288	$1,019,121	$3,642,720	$2,693,952	$746,745	$772,405

FS-63

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	New World

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,289
Mortality and expense risk charge	(7,026)
Net investment income(loss)	(737)

Realized gain(loss) on investments:
Net realized gain distributions	24,950
Net realized gain(loss) on sale of fund shares	22,859
Net realized gain(loss)	47,809

Change in unrealized appreciation/depreciation	(25,615)

Net increase(decrease) in net assets resulting
from operations	$21,457

	New World

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(737)	$(3,592)
Net realized gain(loss)	47,809	13,800
Net change in unrealized appreciation/depreciation	(25,615)	75,206
Net increase(decrease) in net assets resulting
from operations	21,457	85,414

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	75,767	108,613
Subaccounts transfers (including fixed account), net	135,768	31,985
Transfers for policyowner benefits and terminations	(66,100)	(66,132)
Policyowner maintenance charges	(847)	(640)
Net increase(decrease) from policyowner transactions	144,588	73,826

Total increase(decrease) in net assets	166,045	159,240
Net assets at beginning of period	558,295	399,055
Net assets at end of period	$724,340	$558,295

The accompanying notes are an integral part of these financial statements.

FS-64

American Funds				Columbia

Growth-Income		Asset		Strategic

2021		2021		2021

$19,594		$49,339		$16,622
(16,050)		(31,597)		(3,223)
3,544		17,742		13,399

15,515		106,049		-
30,062		33,805		2,515
45,577		139,854		2,515

272,555		247,786		(14,075)

$321,676		$405,382		$1,839

Growth-Income		Asset		Strategic

2021	2020	2021	2020	2021	2020

$3,544	$3,758	$17,742	$16,996	$13,399	$6,271
45,577	9,861	139,854	32,276	2,515	(1,011)
272,555	81,163	247,786	245,539	(14,075)	7,965

321,676	94,782	405,382	294,811	1,839	13,225

355,039	49,241	219,404	123,655	248	466
(84,060)	(240,249)	(73,797)	(279,078)	(98,428)	23,594
(46,992)	(327,830)	(52,601)	(62,243)	(6,507)	(12,890)
(2,047)	(1,316)	(5,428)	(4,728)	(593)	(544)
221,940	(520,154)	87,578	(222,394)	(105,280)	10,626

543,616	(425,372)	492,960	72,417	(103,441)	23,851
1,400,312	1,825,684	2,853,386	2,780,969	316,252	292,401
$1,943,928	$1,400,312	$3,346,346	$2,853,386	$212,811	$316,252

FS-65

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Emerging

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,590
Mortality and expense risk charge	(2,825)
Net investment income(loss)	(235)

Realized gain(loss) on investments:
Net realized gain distributions	10,571
Net realized gain(loss) on sale of fund shares	7,090
Net realized gain(loss)	17,661

Change in unrealized appreciation/depreciation	(39,423)

Net increase(decrease) in net assets resulting
from operations	$(21,997)

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(235)	$(1,160)
Net realized gain(loss)	17,661	15,266
Net change in unrealized appreciation/depreciation	(39,423)	35,815
Net increase(decrease) in net assets resulting
from operations	(21,997)	49,921

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,713	67,865
Subaccounts transfers (including fixed account), net	(20,235)	(27,735)
Transfers for policyowner benefits and terminations	(74,686)	(38,062)
Policyowner maintenance charges	(418)	(358)
Net increase(decrease) from policyowner transactions	(85,626)	1,710

Total increase(decrease) in net assets	(107,623)	51,631
Net assets at beginning of period	280,459	228,828
Net assets at end of period	$172,836	$280,459

The accompanying notes are an integral part of these financial statements.

FS-66

Columbia

International		Smaller-Cap		Mid Cap

2021		2021		2021

$650		$-		$-
(594)		(2,413)		(6,327)
56		(2,413)		(6,327)

1,226		-		-
113		4,066		38,452
1,339		4,066		38,452

3,352		51,975		134,060

$4,747		$53,628		$166,185

International		Smaller-Cap		Mid Cap

2021	2020	2021	2020	2021	2020

$56	$151	$(2,413)	$(1,286)	$(6,327)	$(4,232)
1,339	338	4,066	154	38,452	1,460
3,352	4,176	51,975	18,588	134,060	35,226

4,747	4,665	53,628	17,456	166,185	32,454

466	11,641	49,748	32,349	47,000	84,073
-	122	2,463	520	(19,844)	(11,099)
(108)	(1,619)	(11,994)	(2,006)	(84,262)	(17,248)
(47)	(23)	(319)	(128)	(740)	(533)
311	10,121	39,898	30,735	(57,846)	55,193

5,058	14,786	93,526	48,191	108,339	87,647
54,823	40,037	171,079	122,888	541,828	454,181
$59,881	$54,823	$264,605	$171,079	$650,167	$541,828

FS-67

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	High Yield

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,036
Mortality and expense risk charge	(3,605)
Net investment income(loss)	14,431

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	164
Net realized gain(loss)	164

Change in unrealized appreciation/depreciation	(1,330)

Net increase(decrease) in net assets resulting
from operations	$13,265

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,431	$14,637
Net realized gain(loss)	164	(416)
Net change in unrealized appreciation/depreciation	(1,330)	3,192
Net increase(decrease) in net assets resulting
from operations	13,265	17,413

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,544	19,492
Subaccounts transfers (including fixed account), net	4,392	7,007
Transfers for policyowner benefits and terminations	(18,038)	(3,672)
Policyowner maintenance charges	(524)	(485)
Net increase(decrease) from policyowner transactions	(10,626)	22,342

Total increase(decrease) in net assets	2,639	39,755
Net assets at beginning of period	355,643	315,888
Net assets at end of period	$358,282	$355,643

The accompanying notes are an integral part of these financial statements.

FS-68

Columbia		Ivy

Large Core		Strategy		Balanced

2021		2021		2021

$-		$114		$14,921
(7,897)		(70)		(15,350)
(7,897)		44		(429)

-		731		90,937
24,538		11		12,329
24,538		742		103,266

192,929		(163)		104,315

$209,570		$623		$207,152

Large Core		Strategy		Balanced

2021	2020	2021	2020	2021	2020

$(7,897)	$(5,941)	$44	$64	$(429)	$3,971
24,538	14,208	742	102	103,266	59,425
192,929	63,305	(163)	588	104,315	80,619

209,570	71,572	623	754	207,152	144,015

48,072	47,146	-	-	13,879	19,845
41,453	(52,113)	-	-	176,418	67,130
(11,781)	(4,115)	-	-	(39,246)	(65,296)
(520)	(461)	-	-	(2,670)	(2,338)
77,224	(9,543)	-	-	148,381	19,341

286,794	62,029	623	754	355,533	163,356
654,670	592,641	6,665	5,911	1,316,651	1,153,295
$941,464	$654,670	$7,288	$6,665	$1,672,184	$1,316,651

FS-69

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Energy

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,945
Mortality and expense risk charge	(2,448)
Net investment income(loss)	497

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(8,796)
Net realized gain(loss)	(8,796)

Change in unrealized appreciation/depreciation	87,747

Net increase(decrease) in net assets resulting
from operations	$79,448

	Energy

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$497	$2,109
Net realized gain(loss)	(8,796)	(37,585)
Net change in unrealized appreciation/depreciation	87,747	(18,345)
Net increase(decrease) in net assets resulting
from operations	79,448	(53,821)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	8,767	9,951
Subaccounts transfers (including fixed account), net	(104,322)	80,056
Transfers for policyowner benefits and terminations	(11,368)	(13,824)
Policyowner maintenance charges	(347)	(278)
Net increase(decrease) from policyowner transactions	(107,270)	75,905

Total increase(decrease) in net assets	(27,822)	22,084
Net assets at beginning of period	218,951	196,867
Net assets at end of period	$191,129	$218,951

The accompanying notes are an integral part of these financial statements.

FS-70

Ivy
Small Cap				Mid Cap
Value		Science		Growth

2021		2021		2021

$-		$-		$-
(4,607)		(18,415)		(8,301)
(4,607)		(18,415)		(8,301)

-		530,594		91,995
8,171		98,567		78,962
8,171		629,161		170,957

75,166		(379,399)		(47,854)

$78,730		$231,347		$114,802

Small Cap Value		Science		Mid Cap Growth

2021	2020	2021	2020	2021	2020

$(4,607)	$(3,535)	$(18,415)	$(13,811)	$(8,301)	$(7,064)
8,171	(8,974)	629,161	198,279	170,957	101,292
75,166	36,946	(379,399)	227,886	(47,854)	201,622

78,730	24,437	231,347	412,354	114,802	295,850

14,772	45,462	225,550	187,093	74,772	39,786
(18,413)	(29,424)	(291,486)	(145,336)	(147,873)	(161,611)
(88,598)	(44,456)	(74,424)	(108,527)	(36,409)	(24,903)
(485)	(454)	(1,957)	(1,283)	(937)	(886)
(92,724)	(28,872)	(142,317)	(68,053)	(110,447)	(147,614)

(13,994)	(4,435)	89,030	344,301	4,355	148,236
414,116	418,551	1,780,690	1,436,389	802,851	654,615
$400,122	$414,116	$1,869,720	$1,780,690	$807,206	$802,851

FS-71

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	International

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,614
Mortality and expense risk charge	(1,542)
Net investment income(loss)	72

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,690
Net realized gain(loss)	2,690

Change in unrealized appreciation/depreciation	16,216

Net increase(decrease) in net assets resulting
from operations	$18,978

	International

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$72	$1,669
Net realized gain(loss)	2,690	(3,194)
Net change in unrealized appreciation/depreciation	16,216	7,071
Net increase(decrease) in net assets resulting
from operations	18,978	5,546

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24,892	518
Subaccounts transfers (including fixed account), net	(3,078)	2,413
Transfers for policyowner benefits and terminations	(12,275)	(13,904)
Policyowner maintenance charges	(293)	(284)
Net increase(decrease) from policyowner transactions	9,246	(11,257)

Total increase(decrease) in net assets	28,224	(5,711)
Net assets at beginning of period	147,008	152,719
Net assets at end of period	$175,232	$147,008

The accompanying notes are an integral part of these financial statements.

FS-72

Ivy				Janus

Global		High Income		Flexible

2021		2021		2021

$43		$19,864		$17,265
(776)		(3,420)		(7,752)
(733)		16,444		9,513

3,622		-		15,076
(111)		(1,466)		5,834
3,511		(1,466)		20,910

9,036		1,354		(46,400)

$11,814		$16,332		$(15,977)

Global		High Income		Flexible

2021	2020	2021	2020	2021	2020

$(733)	$(339)	$16,444	$19,673	$9,513	$12,109
3,511	(699)	(1,466)	(5,093)	20,910	3,245
9,036	14,053	1,354	818	(46,400)	45,244

11,814	13,015	16,332	15,398	(15,977)	60,598

551	5,543	26,388	5,350	31,245	30,186
(1,641)	(882)	(6,805)	(15,468)	(198,925)	273,853
(112)	-	(68,676)	(6,429)	(61,248)	(24,655)
(93)	(83)	(483)	(451)	(591)	(512)
(1,295)	4,578	(49,576)	(16,998)	(229,519)	278,872

10,519	17,593	(33,244)	(1,600)	(245,496)	339,470
71,669	54,076	335,260	336,860	844,634	505,164
$82,188	$71,669	$302,016	$335,260	$599,138	$844,634

FS-73

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Health

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,989
Mortality and expense risk charge	(1,850)
Net investment income(loss)	139

Realized gain(loss) on investments:
Net realized gain distributions	14,293
Net realized gain(loss) on sale of fund shares	1,320
Net realized gain(loss)	15,613

Change in unrealized appreciation/depreciation	15,946

Net increase(decrease) in net assets resulting
from operations	$31,698

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$139	$(753)
Net realized gain(loss)	15,613	13,519
Net change in unrealized appreciation/depreciation	15,946	9,425
Net increase(decrease) in net assets resulting
from operations	31,698	22,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,459	31,989
Subaccounts transfers (including fixed account), net	4,480	741
Transfers for policyowner benefits and terminations	(3,216)	(21,030)
Policyowner maintenance charges	(267)	(262)
Net increase(decrease) from policyowner transactions	16,456	11,438

Total increase(decrease) in net assets	48,154	33,629
Net assets at beginning of period	171,680	138,051
Net assets at end of period	$219,834	$171,680

The accompanying notes are an integral part of these financial statements.

FS-74

Putnam		Van Eck

Asset		Gold		Hard Assets

2021		2021		2021

$1,040		$87,715		$841
(1,569)		(7,151)		(2,782)
(529)		80,564		(1,941)

3,838		-		-
536		39,039		4,820
4,374		39,039		4,820

14,529		(258,220)		36,132

$18,374		$(138,617)		$39,011

Asset		Gold		Hard Assets

2021	2020	2021	2020	2021	2020

$(529)	$913	$80,564	$14,291	$(1,941)	$(328)
4,374	1,056	39,039	61,234	4,820	(2,920)
14,529	9,685	(258,220)	236,720	36,132	30,092

18,374	11,654	(138,617)	312,245	39,011	26,844

1,416	12,471	2,023	65,052	43,751	113,334
16,454	99	(333,629)	303,643	11,073	(13,657)
(3,078)	(32,824)	(39,041)	(39,811)	(6,840)	(2,570)
(132)	(116)	(708)	(770)	(410)	(311)
14,660	(20,370)	(371,355)	328,114	47,574	96,796

33,034	(8,716)	(509,972)	640,359	86,585	123,640
140,808	149,524	1,008,514	368,155	233,812	110,172
$173,842	$140,808	$498,542	$1,008,514	$320,397	$233,812

FS-75

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2021, there are one hundred twenty-eight subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Money Market SC2
*Equity-Income IC (Subaccount short cite)	*Index 500 SC2
*Equity-Income SC	*Strategic SC2
*Equity-Income SC2
*Growth IC	Fred Alger Management, LLC
*Growth SC	Alger
*Growth SC2	*Balanced
*High Income IC
*High Income SC	Massachusetts Financial Services
*High Income SC2	Company
*Overseas IC	MFS
*Overseas SC	*Utilities
*Overseas SC2	*New Discovery
*Asset Mgr. IC	*Total Return
*Asset Mgr. SC	*Growth SC
*Asset Mgr. SC2	*New Discovery SC
*Inv. Bond IC	*Utilities SC
*Inv. Bond SC2	*Strategic
*Contrafund IC
*Contrafund SC
*Contrafund SC2
*Asset Mgr. Gr. IC
*Asset Mgr. Gr. SC
*Asset Mgr. Gr. SC2
*Mid Cap SC2
*Money Market

FS-76

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(formerly Invesco Oppenheimer V.I.
*Growth Allocation SC	Discovery Mid Cap Growth Fund Portfolio,
*Moderate SC	Series I)
*Conservative SC	(Commenced April 30, 2020)
*Blended Small Cap SC	*Diversified
*Global Real Estate IC	*Value
(Commenced February 3, 2021)	*Real Estate
*Global Real Estate SC
(Commenced August 27, 2020)	Calvert Research and Management
(See Note 3)
Morgan Stanley Investment	Summit
Management Inc.	*S&P MidCap
Van Kampen	*Russell Small Cap
*Emerging Markets	*Nasdaq-100 Index
*Intl. Magnum	*EAFE Intl.
*U.S. Real Estate	*S&P 500
*Global II	*Barclays
*Core Plus Fixed II	*Growth
(Commenced May 30, 2019)	*Mod. Growth
*Moderate
Calvert Research and Management
Calvert	Third Avenue Management LLC
*Balanced	Third Avenue
*Mid Cap	*Value (formerly FFI Strategies
*Balanced F	Portfolio

American Century Investment	BNY Mellon Investment Adviser, Inc.
Management, Inc.	Dreyfus
American Century	*MidCap
*Income & Growth	*Small Cap
*Mid Cap Value
*Inc. & Growth II

FS-77

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip (formerly American Funds IS
*Emerging	Washington Mutual Investors Fund Portfolio, Class 2)
*Low Duration Adv.	*Global
*Real Return	*Growth
*Commodity	*International
*New World (formerly American Funds IS New
ALPS Advisors, Inc.	World Fund Portfolio, Class 2)
Ibbotson	*Growth-Income
*Balanced	*Asset
*Growth
*Income

FS-78

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap	*Asset
*High Yield
*Large Core	Van Eck Associates Corporation
Van Eck
Delaware Management Company (formerly	*Gold
Ivy Investment Management Company)	*Hard Assets (formerly VanEck VIP Global
Ivy	Hard Assets Fund Portfolio, Class S Shares)
*Strategy
(Commenced September 28, 2017)
(formerly Ivy VIP Asset Strategy
Portfolio, Class II)
*Balanced (formerly Ivy VIP Balanced
Portfolio, Class II)
*Energy (formerly Ivy VIP Energy
Portfolio, Class II)
*Small Cap Value (formerly Ivy VIP
Small Cap Core Portfolio, Class II)
*Science (formerly Ivy VIP Science
and Technology Portfolio, Class II)
*Mid Cap Growth (formerly Ivy Mid
Cap Growth Portfolio, Class II)
*International (formerly Ivy VIP
International Core Equity Portfolio,
Class II)
*Global (formerly Ivy VIP Global
Growth Portfolio, Class II)
*High Income (formerly Ivy VIP High
Income Portfolio, Class II)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-79

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-80

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2021 and 2020, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-81

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2021 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$2,556,546	$1,689,125
Equity-Income SC	272,677	422,363
Equity-Income SC2	1,659,812	1,590,564
Growth IC	6,225,521	3,096,681
Growth SC	715,068	361,157
Growth SC2	2,281,558	1,890,583
High Income IC	732,880	818,437
High Income SC	65,870	64,981
High Income SC2	5,895,629	3,439,026
Overseas IC	437,603	490,532
Overseas SC	50,043	49,809
Overseas SC2	1,025,061	1,536,975
Asset Mgr. IC	281,108	1,265,196
Asset Mgr. SC	31,367	145,980
Asset Mgr. SC2	181,013	230,034
Inv. Bond IC	871,579	1,047,992
Inv. Bond SC2	9,231,325	5,728,831
Contrafund IC	2,952,877	2,661,638
Contrafund SC	744,868	640,607
Contrafund SC2	5,025,038	6,188,062
Asset Mgr. Gr. IC	50,438	63,347
Asset Mgr. Gr. SC	4,395	2,812
Asset Mgr. Gr. SC2	91,825	160,637
Mid Cap SC2	1,552,920	1,171,455
Money Market	14,696,421	15,787,999
Money Market SC2	3,510,424	3,585,014
Index 500 SC2	1,139,637	806,889
Strategic SC2	175,409	100,338

Alger:
Balanced	565,363	765,818

MFS:
Utilities	2,170,320	2,628,988
New Discovery	2,172,145	2,247,607
Total Return	718,799	1,390,882
Growth SC	329,373	173,873
New Discovery SC	674,873	212,952
Utilities SC	332,741	289,408
Strategic	800,254	668,119
Research	2,220,263	4,769,796
Blended Core SC	103,807	5,278
Corporate SC	91,646	110,649
Government SC	108,360	423,520

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$577,109	$40,497
Moderate SC	54,473	98,264
Conservative SC	185,028	48,663
Blended Small Cap SC	5,063	159,771
Global Real Estate IC	37,084	282
Global Real Estate SC	26,292	18,379

Van Kampen:
Emerging Markets	1,667,172	3,756,843
Intl. Magnum	140,883	375,102
U.S. Real Estate	1,507,770	16,934,137
Global II	4,487	13,238
Core Plus Fixed II	137,282	170,974

Calvert:
Balanced	494,661	652,313
Mid Cap	97,668	292,993
Balanced F	36,674	191,566

American Century:
Income & Growth	9,160,397	10,229,868
Mid Cap Value	336,156	1,973,261
Inc. & Growth II	404,090	106,920

AIM:
Intl. Growth	1,242,951	1,743,746
Global	434,286	642,184
Global Value	712,905	429,224
Discovery Mid Cap	697,530	728,835
Diversified	92,258	28,723
Value	51,328	41,793
Real Estate	52,149	123,601

Summit:
S&P MidCap	2,848,425	14,619,853
Russell Small Cap	2,493,850	8,804,756
Nasdaq-100 Index	3,971,977	12,723,344
EAFE Intl.	1,512,725	8,051,762
S&P 500	10,797,806	33,458,367
Barclays	8,435,220	4,798,408
Growth	2,468,654	15,357,756
Mod. Growth	913,849	7,541,669
Moderate	1,929,878	9,360,885

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$375,631	$1,823,092

Dreyfus:
MidCap	79,384	701,691
Small Cap	103,545	196,530

Scudder:
Small Mid Value	435,029	775,927
Thematic	116,669	152,014
Alternative	2,035	5,368

Neuberger Berman:
Regency	508,609	588,456
Intrinsic	221,535	265,385
Growth	160,817	260,673

T. Rowe:
Blue Chip	8,014,515	10,983,942

Pimco:
Total Return	2,041,043	1,403,072
Low Duration	884,356	858,647
Short Term	258,107	188,581
Emerging	85,914	22,795
Low Duration Adv.	86,228	119,272
Real Return	2,253,539	518,976
Commodity	47,525	8,975

Ibbotson:
Balanced	36,327	75,063
Growth	64,654	39,326
Income	35,250	67,922

Franklin Templeton:
Global Bond	3,455,409	1,256,227
Income	380,752	267,379
Global Discovery	21,590	5,917
Small Cap	261,428	233,062
Foreign	14,968	6,651

AllianceBernstein:
Growth and Income	30,146	75,379

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$5,585,718	$2,468,114
Blue Chip	766,343	1,047,445
Global	637,291	306,894
Growth	1,051,469	293,397
International	78,973	74,899
New World	287,653	118,852
Growth-Income	378,198	137,199
Asset	410,100	198,732

Columbia:
Strategic	38,778	130,659
Emerging	38,773	114,063
International	2,284	691
Smaller-Cap	51,646	14,161
Mid Cap	42,263	106,435
High Yield	30,457	26,651
Large Core	141,254	71,926

Ivy:
Strategy	844	69
Balanced	333,570	94,680
Energy	34,121	140,894
Small Cap Value	13,327	110,659
Science	783,854	413,992
Mid Cap Growth	252,272	279,025
International	26,259	16,942
Global	4,105	2,510
High Income	60,766	93,899

Janus:
Flexible	91,160	296,089

Putnam:
Health	41,552	10,663
Asset	22,589	4,620

Van Eck:
Gold	96,763	387,555
Hard Assets	76,861	31,227

FS-85

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2021, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86
2018	54.33	94.61	204,296	15,498,182	2.18	1.25	1.40	(9.57)	(9.44)
2017	60.08	104.47	231,829	19,531,725	1.67	1.25	1.40	11.33	11.50

Equity-Income SC
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12
2018	58.28	58.28	30,265	1,763,917	2.18	0.95	0.95	(9.27)	(9.27)
2017	64.24	64.24	32,675	2,098,897	1.61	0.95	0.95	11.74	11.74

Equity-Income SC2
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91
2018	48.26	48.26	182,095	8,788,585	2.01	0.95	0.95	(9.40)	(9.40)
2017	53.27	53.27	207,740	11,067,110	1.44	0.95	0.95	11.59	11.59

Growth IC
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65
2018	100.05	142.50	127,978	16,500,025	0.24	1.25	1.40	(1.56)	(1.41)
2017	101.64	144.54	144,233	18,898,196	0.22	1.25	1.40	33.27	33.46

Growth SC
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92
2018	107.34	107.34	19,000	2,039,403	0.14	0.95	0.95	(1.22)	(1.22)
2017	108.66	108.66	22,302	2,423,403	0.13	0.95	0.95	33.73	33.73

Growth SC2
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71
2018	80.84	80.84	74,805	6,047,544	0.04	0.95	0.95	(1.38)	(1.38)
2017	81.97	81.97	83,467	6,841,955	0.08	0.95	0.95	33.55	33.55

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68
2018	19.39	47.29	131,960	4,044,354	5.33	1.25	1.40	(4.63)	(4.49)
2017	20.33	49.51	144,880	4,615,295	4.82	1.25	1.40	5.46	5.61

High Income SC
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84
2018	20.81	20.81	46,899	975,958	5.40	0.95	0.95	(4.51)	(4.51)
2017	21.79	21.79	52,897	1,152,810	5.09	0.95	0.95	6.06	6.06

High Income SC2
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69
2018	15.87	15.87	3,065,403	48,634,957	5.39	0.95	0.95	(4.54)	(4.54)
2017	16.62	16.62	3,351,309	55,700,167	5.24	0.95	0.95	5.91	5.91

Overseas IC
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18
2018	30.65	37.18	108,692	3,940,416	1.50	1.25	1.40	(16.00)	(15.87)
2017	36.49	44.20	117,494	5,066,539	1.38	1.25	1.40	28.49	28.68

Overseas SC
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47
2018	33.17	33.17	15,900	527,431	1.42	0.95	0.95	(15.69)	(15.69)
2017	39.35	39.35	17,167	675,446	1.29	0.95	0.95	28.88	28.88

Overseas SC2
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30
2018	25.65	25.65	267,901	6,871,239	1.32	0.95	0.95	(15.86)	(15.86)
2017	30.48	30.48	283,411	8,639,476	1.16	0.95	0.95	28.77	28.77

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78
2018	32.17	50.78	162,714	7,789,693	1.63	1.25	1.40	(6.67)	(6.53)
2017	34.47	54.33	182,539	9,378,511	1.82	1.25	1.40	12.53	12.69

Asset Mgr. SC
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05
2018	34.45	34.45	43,467	1,497,330	1.55	0.95	0.95	(6.34)	(6.34)
2017	36.78	36.78	49,563	1,822,802	1.69	0.95	0.95	12.87	12.87

Asset Mgr. SC2
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90
2018	27.20	27.20	64,478	1,753,915	1.48	0.95	0.95	(6.51)	(6.51)
2017	29.10	29.10	66,686	1,940,293	1.49	0.95	0.95	12.67	12.67

Inv. Bond IC
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63
2018	24.14	26.45	272,789	7,646,677	2.33	0.95	1.40	(1.92)	(1.47)
2017	24.61	26.85	322,672	9,171,711	2.38	0.95	1.40	2.78	3.24

Inv. Bond SC2
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37
2018	12.66	21.93	3,959,888	85,403,121	2.23	0.95	1.00	(1.78)	(1.73)
2017	12.89	22.32	4,291,714	94,489,089	2.23	0.95	1.00	2.96	3.01

Contrafund IC
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95
2018	73.06	81.31	210,425	16,525,035	0.69	1.25	1.40	(7.68)	(7.54)
2017	79.14	87.94	234,415	19,923,892	0.99	1.25	1.40	20.19	20.37

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21
2018	78.42	78.42	48,697	3,818,993	0.59	0.95	0.95	(7.37)	(7.37)
2017	84.67	84.67	53,971	4,569,512	0.85	0.95	0.95	20.62	20.62

Contrafund SC2
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04
2018	39.50	66.54	411,654	26,005,652	0.43	0.95	1.00	(7.57)	(7.53)
2017	42.74	71.95	454,228	31,289,725	0.77	0.95	1.00	20.38	20.44

Asset Mgr. Gr. IC
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31
2018	27.34	34.72	30,735	979,544	1.35	1.25	1.40	(8.93)	(8.80)
2017	30.02	38.07	34,597	1,210,801	1.18	1.25	1.40	17.08	17.26

Asset Mgr. Gr. SC
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50
2018	29.23	29.23	3,730	109,021	1.35	0.95	0.95	(8.63)	(8.63)
2017	31.99	31.99	4,074	130,321	1.21	0.95	0.95	17.58	17.58

Asset Mgr. Gr. SC2
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34
2018	23.28	23.28	26,473	616,176	1.17	0.95	0.95	(8.76)	(8.76)
2017	25.51	25.51	27,001	688,788	0.97	0.95	0.95	17.38	17.38

Mid Cap SC2
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01
2018	47.33	49.40	85,143	3,924,214	0.39	0.95	1.40	(15.96)	(15.58)
2017	56.31	58.52	91,565	5,054,658	0.50	0.95	1.40	18.87	19.40

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05
2018	0.95	0.98	16,313,597	15,809,216	1.64	0.95	1.40	0.24	0.69
2017	0.95	0.97	15,299,003	14,760,142	0.66	0.95	1.40	(0.72)	(0.27)

Money Market SC2
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75
2018	0.99	0.99	247,998	245,279	1.41	1.00	1.00	0.39	0.39
2017	0.99	0.99	167,733	165,257	0.39	1.00	1.00	(0.57)	(0.57)

Index 500 SC2
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72
2018	256.00	256.00	19,668	5,035,099	1.63	1.00	1.00	(5.68)	(5.68)
2017	271.42	271.42	12,850	3,487,699	1.89	1.00	1.00	20.21	20.21

Strategic SC2
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56
2018	11.53	11.53	26,290	303,214	3.89	1.00	1.00	(3.79)	(3.79)
2017	11.99	11.99	20,641	247,439	3.58	1.00	1.00	6.48	6.48

Alger:
Balanced
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38
2018	26.85	29.40	171,048	5,767,028	3.87	0.95	1.40	(4.67)	(4.24)
2017	28.16	30.70	197,821	7,061,146	2.88	0.95	1.40	13.85	14.36

MFS:
Utilities
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89
2018	72.88	79.89	356,620	26,519,980	1.11	0.95	1.40	(0.35)	0.10
2017	73.14	79.81	384,980	28,669,617	4.22	0.95	1.40	13.24	13.75

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36
2018	38.34	41.77	170,170	6,939,604	-	0.95	1.40	(2.85)	(2.41)
2017	39.47	42.80	186,028	7,782,280	-	0.95	1.40	24.91	25.46

Total Return
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25
2018	27.59	30.63	203,707	6,203,249	2.14	0.95	1.40	(6.93)	(6.51)
2017	29.64	32.76	240,837	7,844,416	2.35	0.95	1.40	10.75	11.24

Growth SC
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41
2018	52.07	52.07	10,681	556,204	-	1.00	1.00	1.39	1.39
2017	51.36	51.36	7,031	361,098	-	1.00	1.00	29.79	29.79

New Discovery SC
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87
2018	18.96	18.96	26,412	500,700	-	1.00	1.00	(2.70)	(2.70)
2017	19.48	19.48	17,414	339,267	-	1.00	1.00	25.08	25.08

Utilities SC
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56
2018	31.36	31.36	31,431	985,658	0.88	1.00	1.00	(0.20)	(0.20)
2017	31.42	31.42	29,210	917,789	4.64	1.00	1.00	13.36	13.36

Strategic
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55
2018	10.96	11.22	366,492	4,093,648	3.91	0.95	1.40	(3.35)	(2.92)
2017	11.34	11.56	436,351	5,024,388	4.59	0.95	1.40	4.77	5.24

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84
2018	14.81	15.07	2,003,314	30,171,994	1.48	0.95	1.40	(15.34)	(14.94)
2017	17.50	17.71	2,012,074	35,630,738	1.83	0.95	1.40	26.52	27.08

Blended Core SC
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59
2018	56.20	56.20	280	15,745	1.16	1.00	1.00	(8.91)	(8.91)
2017	61.69	61.69	276	17,026	1.36	1.00	1.00	19.28	19.28

Corporate SC
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32
2018	11.65	11.65	43,385	505,350	3.64	1.00	1.00	(4.27)	(4.27)
2017	12.17	12.17	34,844	423,980	3.75	1.00	1.00	5.06	5.06

Government SC
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29
2018	12.63	12.63	103,953	1,312,949	3.03	1.00	1.00	(0.83)	(0.83)
2017	12.74	12.74	112,303	1,430,285	3.01	1.00	1.00	1.02	1.02

Growth Allocation SC
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41
2018	13.22	13.22	21,817	288,510	1.55	1.00	1.00	(6.40)	(6.40)
2017	14.13	14.13	17,104	241,660	1.19	1.00	1.00	18.33	18.33

Moderate SC
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69
2018	14.16	14.16	83,325	1,180,207	1.95	1.00	1.00	(5.08)	(5.08)
2017	14.92	14.92	78,857	1,176,749	1.78	1.00	1.00	14.09	14.09

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32
2018	12.19	12.19	8,691	105,953	2.04	1.00	1.00	(3.89)	(3.89)
2017	12.68	12.68	7,441	94,383	1.78	1.00	1.00	10.14	10.14

Blended Small Cap SC
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10
2018	15.29	15.29	4,608	70,476	0.60	1.00	1.00	(6.30)	(6.30)
2017	16.32	16.32	5,056	82,521	0.71	1.00	1.00	13.56	13.56

Global Real Estate IC
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46
2018	22.34	24.48	1,146,784	24,658,140	0.45	0.95	1.40	(18.62)	(18.25)
2017	27.45	29.94	1,135,620	29,907,869	0.75	0.95	1.40	33.20	33.80

Intl. Magnum
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66
2018	15.98	17.58	102,772	1,772,785	1.16	0.95	1.40	(7.81)	(7.39)
2017	17.34	18.98	114,209	2,120,456	1.13	0.95	1.40	14.50	15.02

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2021	60.98	67.69	1,078,084	68,577,045	2.03	0.95	1.40	37.86	38.48
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82
2018	46.00	50.37	1,256,544	59,537,588	2.78	0.95	1.40	(9.00)	(8.59)
2017	50.55	55.11	1,363,290	70,683,539	1.52	0.95	1.40	1.68	2.14

Global II
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57
2018	10.37	10.37	12,934	134,121	1.01	1.00	1.00	(7.58)	(7.58)
2017	11.22	11.22	11,896	133,481	1.04	1.00	1.00	14.82	14.82

Core Plus Fixed II
2021	12.20	12.23	34,674	423,521	2.18	0.95	1.00	(1.52)	(1.47)
2020	12.39	12.42	39,625	491,653	2.29	0.95	1.00	6.48	6.53
2019	11.64	11.65	18,524	215,768	1.01	0.95	1.00	2.20	3.20
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23
2018	3.35	3.64	1,429,263	5,004,306	1.68	0.95	1.40	(4.03)	(3.59)
2017	3.49	3.78	1,700,996	6,196,032	1.98	0.95	1.40	10.45	10.95

Mid Cap
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12
2018	56.09	60.98	33,615	1,942,140	0.52	0.95	1.40	(5.76)	(5.33)
2017	59.52	64.42	37,698	2,301,526	0.66	0.95	1.40	10.11	10.61

Balanced F
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04
2018	2.29	2.29	131,417	300,686	2.32	1.00	1.00	(3.62)	(3.62)
2017	2.37	2.37	72,269	171,571	2.71	1.00	1.00	10.18	10.18

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Income & Growth
2021	22.87	25.31	2,050,005	52,432,858	1.06	0.95	1.40	21.94	22.49
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78
2018	13.92	15.20	2,992,854	45,996,242	1.91	0.95	1.40	(8.17)	(7.75)
2017	15.16	16.47	3,337,117	55,604,549	2.36	0.95	1.40	18.82	19.35

Mid Cap Value
2021	34.12	44.36	231,256	10,226,897	1.12	0.95	1.40	21.50	22.04
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93
2018	22.10	28.34	331,066	9,368,898	1.41	0.95	1.40	(14.05)	(13.66)
2017	25.71	32.82	353,491	11,583,584	1.55	0.95	1.40	10.15	10.64

Inc. & Growth II
2021	17.36	17.36	63,740	1,106,830	0.84	1.00	1.00	22.12	22.12
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52
2018	10.52	10.52	65,200	685,798	1.73	1.00	1.00	(8.12)	(8.12)
2017	11.45	11.45	50,884	582,523	2.27	1.00	1.00	19.11	19.11

AIM:
Intl. Growth
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36
2018	34.72	36.21	250,423	9,079,617	2.08	0.95	1.40	(16.16)	(15.78)
2017	41.41	42.99	256,063	11,026,092	1.41	0.95	1.40	21.30	21.85

Global
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84
2018	18.76	19.58	126,004	2,466,946	3.80	0.95	1.40	(7.46)	(7.04)
2017	20.27	21.06	135,938	2,863,122	3.08	0.95	1.40	11.49	11.99

Global Value
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02
2018	18.90	20.78	164,669	3,125,355	1.07	0.95	1.40	(16.50)	(16.12)
2017	22.63	24.78	183,063	4,142,299	1.12	0.95	1.40	21.20	21.75

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Discovery Mid Cap
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Diversified
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54
2018	25.73	25.73	10,483	269,747	2.19	1.00	1.00	(8.73)	(8.73)
2017	28.19	28.19	13,120	369,886	1.42	1.00	1.00	7.27	7.27

Value
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47
2018	16.63	16.63	7,288	121,191	0.22	1.00	1.00	(13.74)	(13.74)
2017	19.28	19.28	5,866	113,081	0.64	1.00	1.00	8.60	8.60

Real Estate
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43
2018	16.61	16.61	15,883	263,842	3.60	1.00	1.00	(7.27)	(7.27)
2017	17.91	17.91	18,435	330,238	3.65	1.00	1.00	11.61	11.61

Summit:
S&P MidCap
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64
2018	34.87	37.74	1,650,064	61,342,574	1.13	0.95	1.40	(12.57)	(12.17)
2017	39.88	42.97	1,812,957	76,657,048	0.70	0.95	1.40	14.29	14.80

Russell Small Cap
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89
2018	23.72	26.83	1,453,099	37,509,194	1.04	0.95	1.40	(12.47)	(12.07)
2017	27.10	30.52	1,599,906	46,994,619	0.77	0.95	1.40	12.79	13.30

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47
2018	14.52	15.74	2,727,974	43,477,405	0.54	0.95	1.40	(1.86)	(1.41)
2017	14.79	15.96	3,142,022	50,805,407	0.48	0.95	1.40	30.52	31.11

EAFE Intl.
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12
2018	84.45	88.51	550,619	48,947,533	3.27	0.95	1.40	(14.75)	(14.40)
2017	99.06	103.39	561,151	58,278,952	2.48	0.95	1.40	23.04	23.59

S&P 500
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91
2018	170.87	178.76	825,622	146,692,175	1.88	0.95	1.40	(6.06)	(5.64)
2017	181.90	189.43	936,639	176,543,615	1.43	0.95	1.40	19.78	20.32

Barclays
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39
2018	58.74	61.07	1,565,627	95,805,171	3.11	0.95	1.40	(1.77)	(1.31)
2017	59.80	61.88	1,721,351	106,737,054	2.79	0.95	1.40	2.06	2.52

Growth
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10
2018	17.54	17.63	8,113,526	142,889,021	1.12	0.95	1.00	(8.42)	(8.38)
2017	19.15	19.24	7,699,380	148,045,928	1.18	0.95	1.00	15.77	15.83

Mod. Growth
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45
2018	17.16	17.45	4,063,912	71,465,285	1.23	0.95	1.40	(7.97)	(7.57)
2017	18.65	18.88	4,277,680	81,428,787	1.20	0.95	1.40	12.99	13.47

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91
2018	17.03	17.33	4,898,172	84,706,330	1.36	0.95	1.40	(7.05)	(6.62)
2017	18.32	18.56	5,277,389	97,739,199	1.30	0.95	1.40	10.61	11.11

Third Avenue:
Value
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40
2018	27.89	30.18	290,093	8,683,055	1.84	0.95	1.40	(21.45)	(21.10)
2017	35.51	38.25	324,515	12,328,749	0.82	0.95	1.40	12.02	12.52

Dreyfus:
MidCap
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73
2018	34.46	37.04	103,357	3,341,299	0.34	0.95	1.40	(16.86)	(16.49)
2017	41.45	44.35	110,869	4,386,954	0.86	0.95	1.40	13.45	13.96

Small Cap
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00
2018	20.88	20.88	37,457	781,943	0.75	1.00	1.00	(9.88)	(9.88)
2017	23.17	23.17	32,282	747,810	0.60	1.00	1.00	11.29	11.29

Scudder:
Small Mid Value
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37
2018	17.70	18.57	124,080	2,296,544	1.37	0.95	1.40	(17.19)	(16.81)
2017	21.38	22.32	148,837	3,315,028	0.75	0.95	1.40	9.00	9.48

Thematic
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99
2018	10.94	11.47	39,958	459,005	0.97	0.95	1.40	(17.85)	(17.48)
2017	13.31	13.90	50,667	705,816	0.28	0.95	1.40	23.73	24.29

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alternative
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21
2018	12.45	12.45	3,141	39,117	1.88	1.00	1.00	(10.25)	(10.25)
2017	13.88	13.88	2,821	39,141	1.77	1.00	1.00	5.95	5.95

Neuberger Berman:
Regency
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64
2018	24.28	26.10	38,737	1,006,456	0.63	0.95	1.40	(16.44)	(16.08)
2017	29.05	31.10	44,633	1,380,546	0.78	0.95	1.40	15.12	15.64

Intrinsic
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28
2018	19.69	19.69	13,743	270,674	0.23	1.00	1.00	(16.32)	(16.32)
2017	23.54	23.54	13,162	309,778	0.66	1.00	1.00	15.20	15.20

Growth
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17
2018	25.14	25.14	19,983	502,336	-	1.00	1.00	(7.49)	(7.49)
2017	27.17	27.17	15,028	408,354	-	1.00	1.00	23.33	23.33

T. Rowe:
Blue Chip
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36
2018	26.80	28.11	1,824,977	51,679,740	-	0.95	1.40	0.23	0.69
2017	26.74	27.92	2,044,438	57,459,607	-	0.95	1.40	33.95	34.55

Pimco:
Total Return
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33
2018	13.58	14.19	860,599	12,234,739	2.54	0.95	1.40	(1.91)	(1.47)
2017	13.85	14.41	946,386	13,654,518	2.02	0.95	1.40	3.46	3.93

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Low Duration
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04
2018	10.35	10.56	850,499	8,973,216	1.90	0.95	1.40	(1.04)	(0.60)
2017	10.45	10.62	972,159	10,320,319	1.34	0.95	1.40	(0.05)	0.39

Short Term
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68
2018	10.58	10.58	13,414	141,870	2.08	1.00	1.00	0.42	0.42
2017	10.53	10.53	11,127	117,186	1.60	1.00	1.00	1.29	1.29

Emerging
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52
2018	13.39	13.39	6,308	84,476	4.04	1.00	1.00	(5.77)	(5.77)
2017	14.21	14.21	5,326	75,691	4.90	1.00	1.00	8.68	8.68

Low Duration Adv.
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89
2018	10.23	10.23	31,660	323,853	1.81	1.00	1.00	(0.75)	(0.75)
2017	10.31	10.31	31,813	327,890	1.23	1.00	1.00	0.24	0.24

Real Return
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31
2018	12.08	12.34	61,242	755,019	2.44	0.95	1.40	(3.68)	(3.23)
2017	12.54	12.75	40,906	521,056	2.29	0.95	1.40	2.12	2.58

Commodity
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25
2018	6.83	6.83	12,176	83,135	1.97	1.00	1.00	(15.06)	(15.06)
2017	8.04	8.04	12,360	99,346	11.38	1.00	1.00	1.05	1.05

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16
2018	12.84	13.22	92,854	1,264,783	1.86	0.95	1.40	(7.54)	(7.12)
2017	13.83	14.30	100,074	1,468,996	1.64	0.95	1.40	11.78	12.27

Growth
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63
2018	12.19	13.75	61,169	837,303	1.65	0.95	1.40	(9.32)	(8.91)
2017	13.44	15.09	61,643	928,854	1.17	0.95	1.40	15.68	16.20

Income
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84
2018	12.72	13.20	62,556	824,053	1.93	0.95	1.40	(5.59)	(5.16)
2017	13.48	13.90	73,815	1,024,933	1.55	0.95	1.40	8.43	8.91

Franklin Templeton:
Global Bond
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05
2018	18.17	18.55	2,007,173	37,135,314	-	0.95	1.40	0.53	0.97
2017	18.07	18.37	2,173,461	39,836,012	-	0.95	1.40	0.49	0.97

Income
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95
2018	15.74	16.59	64,813	1,064,120	4.54	0.95	1.40	(5.64)	(5.21)
2017	16.68	17.50	40,330	697,924	4.32	0.95	1.40	5.76	8.64

Global Discovery
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13
2018	20.35	20.35	1,017	20,695	2.34	1.00	1.00	(12.10)	(12.10)
2017	23.15	23.15	571	13,220	1.73	1.00	1.00	7.52	7.52

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Small Cap
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09
2018	21.55	21.55	14,610	314,837	0.90	1.00	1.00	(13.75)	(13.75)
2017	24.98	24.98	14,100	352,268	0.48	1.00	1.00	9.56	9.56

Foreign
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41
2018	13.56	13.56	8,589	116,444	2.64	1.00	1.00	(16.29)	(16.29)
2017	16.19	16.19	7,888	127,733	2.76	1.00	1.00	15.54	15.54

AllianceBernstein:
Growth and Income
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38
2018	35.87	35.87	2,633	94,454	0.81	1.00	1.00	(6.78)	(6.78)
2017	38.48	38.48	1,283	49,386	1.33	1.00	1.00	17.42	17.42

American Funds:
Managed
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81
2018	13.32	13.32	51,561	686,786	1.36	1.00	1.00	(5.84)	(5.84)
2017	14.15	14.15	55,365	783,235	0.83	1.00	1.00	13.67	13.67

Blue Chip
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17
2018	15.42	15.42	183,945	2,835,981	2.02	1.00	1.00	(9.57)	(9.57)
2017	17.05	17.05	157,594	2,686,801	2.46	1.00	1.00	15.88	15.88

Global
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93
2018	30.60	30.60	15,140	463,335	0.72	1.00	1.00	(9.95)	(9.95)
2017	33.99	33.99	10,527	357,767	1.00	1.00	1.00	30.17	30.17

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Growth
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48
2018	92.11	92.11	14,582	1,343,114	0.45	1.00	1.00	(1.24)	(1.24)
2017	93.27	93.27	12,198	1,137,714	0.63	1.00	1.00	27.02	27.02

International
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66
2018	20.80	20.80	25,575	531,914	1.80	1.00	1.00	(14.00)	(14.00)
2017	24.18	24.18	21,836	528,096	1.85	1.00	1.00	30.84	30.84

New World
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86
2018	21.28	21.28	17,286	367,877	0.87	1.00	1.00	(14.90)	(14.90)
2017	25.01	25.01	16,560	414,109	1.21	1.00	1.00	28.16	28.16

Growth-Income
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89
2018	58.63	58.63	23,428	1,373,649	1.44	1.00	1.00	(2.77)	(2.77)
2017	60.30	60.30	21,462	1,294,181	1.87	1.00	1.00	21.17	21.17

Asset
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03
2018	24.09	24.09	78,874	1,900,311	1.99	1.00	1.00	(5.56)	(5.56)
2017	25.51	25.51	54,794	1,397,830	1.91	1.00	1.00	15.08	15.08

Columbia:
Strategic
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12
2018	4.91	4.91	33,431	164,278	3.27	1.00	1.00	(1.63)	(1.63)
2017	5.00	5.00	30,735	153,537	3.05	1.00	1.00	4.86	4.86

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Emerging
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97
2018	15.85	15.85	11,663	184,815	0.29	1.00	1.00	(22.45)	(22.45)
2017	20.43	20.43	8,382	171,273	-	1.00	1.00	45.45	45.45

International
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91
2018	13.05	13.05	2,484	32,419	2.57	1.00	1.00	(17.64)	(17.64)
2017	15.84	15.84	2,344	37,145	1.85	1.00	1.00	25.93	25.93

Smaller-Cap
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28
2018	20.21	20.21	4,823	97,477	-	1.00	1.00	(13.69)	(13.69)
2017	23.42	23.42	4,907	114,895	-	1.00	1.00	10.97	10.97

Mid Cap
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95
2018	18.77	18.77	20,008	375,609	-	1.00	1.00	(14.38)	(14.38)
2017	21.92	21.92	15,220	333,683	-	1.00	1.00	12.17	12.17

High Yield
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37
2018	7.08	7.08	38,444	272,350	5.48	1.00	1.00	(4.96)	(4.96)
2017	7.45	7.45	35,359	263,561	5.81	1.00	1.00	5.13	5.13

Large Core
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23
2018	44.58	44.58	7,333	326,867	-	1.00	1.00	(4.81)	(4.81)
2017	46.83	46.83	5,716	267,699	-	1.00	1.00	22.85	22.85

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy:
Strategy
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57
2018	8.79	8.79	558	4,903	1.86	1.00	1.00	(6.38)	(6.38)
2017	9.39	9.39	558	5,237	1.15	1.00	1.00	4.64	4.64

Balanced
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94
2018	7.77	7.86	101,402	880,946	1.45	0.95	1.40	(4.59)	(4.16)
2017	8.15	8.20	117,387	1,046,941	1.60	0.95	1.40	9.83	10.32

Energy
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45
2018	3.79	3.79	43,428	164,568	-	1.00	1.00	(34.79)	(34.79)
2017	5.81	5.81	40,613	236,021	0.95	1.00	1.00	(13.51)	(13.51)

Small Cap Value
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09
2018	19.95	19.95	20,016	399,258	0.10	1.00	1.00	(11.38)	(11.38)
2017	22.51	22.51	16,354	368,108	-	1.00	1.00	12.60	12.60

Science
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00
2018	28.34	28.34	30,527	865,193	-	1.00	1.00	(6.18)	(6.18)
2017	30.21	30.21	21,581	651,935	-	1.00	1.00	30.81	30.81

Mid Cap Growth
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57
2018	12.31	12.31	39,638	488,111	-	1.00	1.00	(1.06)	(1.06)
2017	12.45	12.45	16,756	208,539	-	1.00	1.00	25.64	25.64

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
International
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52
2018	15.43	15.43	11,487	177,223	1.53	1.00	1.00	(18.63)	(18.63)
2017	18.96	18.96	10,387	196,947	1.36	1.00	1.00	21.94	21.94

Global
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68
2018	9.54	9.54	4,680	44,635	0.47	1.00	1.00	(7.21)	(7.21)
2017	10.28	10.28	4,099	42,133	0.05	1.00	1.00	23.29	23.29

High Income
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09
2018	3.95	3.95	65,079	256,978	5.89	1.00	1.00	(3.09)	(3.09)
2017	4.07	4.07	51,651	210,462	5.49	1.00	1.00	5.62	5.62

Janus:
Flexible
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19
2018	12.82	12.82	33,252	426,367	2.76	1.00	1.00	(2.27)	(2.27)
2017	13.12	13.12	27,114	355,745	2.59	1.00	1.00	2.33	2.33

Putnam:
Health
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00
2018	19.82	19.82	5,399	107,026	0.97	1.00	1.00	(1.59)	(1.59)
2017	20.14	20.14	5,339	107,549	0.50	1.00	1.00	14.16	14.16

Asset
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97
2018	19.08	19.08	3,082	58,792	1.54	1.00	1.00	(8.18)	(8.18)
2017	20.78	20.78	1,985	41,240	0.84	1.00	1.00	14.20	14.20

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37
2018	6.54	6.54	39,874	260,933	3.21	1.00	1.00	(17.41)	(17.41)
2017	7.92	7.92	40,503	320,928	4.21	1.00	1.00	11.69	11.69

Hard Assets
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44
2018	15.98	15.98	5,469	87,381	-	1.00	1.00	(29.14)	(29.14)
2017	22.55	22.55	4,926	111,079	-	1.00	1.00	(2.94)	(2.94)

FS-108

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2021	2020
Fidelity:
Equity-Income IC
Units issued	46,842	51,291
Units redeemed	(58,487)	(71,138)
Net increase(decrease)	(11,645)	(19,847)

Equity-Income SC
Units issued	5,283	4,971
Units redeemed	(9,439)	(7,917)
Net increase(decrease)	(4,156)	(2,946)

Equity-Income SC2
Units issued	153,528	174,419
Units redeemed	(170,596)	(187,668)
Net increase(decrease)	(17,068)	(13,249)

Growth IC
Units issued	10,260	15,073
Units redeemed	(19,350)	(20,369)
Net increase(decrease)	(9,090)	(5,296)

Growth SC
Units issued	2,444	2,937
Units redeemed	(3,690)	(4,865)
Net increase(decrease)	(1,246)	(1,928)

Growth SC2
Units issued	43,346	65,191
Units redeemed	(51,781)	(73,420)
Net increase(decrease)	(8,435)	(8,229)

High Income IC
Units issued	166,315	178,107
Units redeemed	(171,919)	(196,094)
Net increase(decrease)	(5,604)	(17,987)

High Income SC
Units issued	50,234	74,967
Units redeemed	(51,417)	(86,075)
Net increase(decrease)	(1,183)	(11,108)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
High Income SC2
Units issued	10,200,500	10,290,675
Units redeemed	(10,187,995)	(10,412,581)
Net increase(decrease)	12,505	(121,906)

Overseas IC
Units issued	38,307	40,780
Units redeemed	(45,068)	(49,666)
Net increase(decrease)	(6,761)	(8,886)

Overseas SC
Units issued	2,376	3,280
Units redeemed	(3,197)	(4,918)
Net increase(decrease)	(821)	(1,638)

Overseas SC2
Units issued	235,077	281,269
Units redeemed	(263,939)	(295,415)
Net increase(decrease)	(28,862)	(14,146)

Asset Mgr. IC
Units issued	8,790	8,465
Units redeemed	(24,416)	(21,348)
Net increase(decrease)	(15,626)	(12,883)

Asset Mgr. SC
Units issued	3,970	3,794
Units redeemed	(6,660)	(10,134)
Net increase(decrease)	(2,690)	(6,340)

Asset Mgr. SC2
Units issued	15,868	11,423
Units redeemed	(17,714)	(16,875)
Net increase(decrease)	(1,846)	(5,452)

Inv. Bond IC
Units issued	265,590	318,580
Units redeemed	(276,968)	(357,344)
Net increase(decrease)	(11,378)	(38,764)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Inv. Bond SC2
Units issued	12,202,031	12,003,888
Units redeemed	(12,189,832)	(12,344,266)
Net increase(decrease)	12,199	(340,378)

Contrafund IC
Units issued	31,824	40,780
Units redeemed	(47,070)	(71,311)
Net increase(decrease)	(15,246)	(30,531)

Contrafund SC
Units issued	4,669	4,993
Units redeemed	(8,438)	(9,139)
Net increase(decrease)	(3,769)	(4,146)

Contrafund SC2
Units issued	151,915	186,324
Units redeemed	(193,103)	(245,910)
Net increase(decrease)	(41,188)	(59,586)

Asset Mgr. Gr. IC
Units issued	5,759	6,058
Units redeemed	(6,398)	(8,453)
Net increase(decrease)	(639)	(2,395)

Asset Mgr. Gr. SC
Units issued	683	674
Units redeemed	(709)	(1,011)
Net increase(decrease)	(26)	(337)

Asset Mgr. Gr. SC2
Units issued	4,689	5,901
Units redeemed	(6,926)	(8,249)
Net increase(decrease)	(2,237)	(2,348)

Mid Cap SC2
Units issued	57,804	60,113
Units redeemed	(61,521)	(69,588)
Net increase(decrease)	(3,717)	(9,475)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Money Market
Units issued	20,117,393	27,841,609
Units redeemed	(21,115,880)	(26,042,334)
Net increase(decrease)	(998,487)	1,799,275

Money Market SC2
Units issued	3,750,455	2,777,862
Units redeemed	(3,816,757)	(2,585,101)
Net increase(decrease)	(66,302)	192,761

Index 500 SC2
Units issued	5,314	6,305
Units redeemed	(4,686)	(6,458)
Net increase(decrease)	628	(153)

Strategic SC2
Units issued	15,742	8,356
Units redeemed	(11,416)	(5,097)
Net increase(decrease)	4,326	3,259

Alger:
Balanced
Units issued	89,076	75,662
Units redeemed	(96,993)	(82,778)
Net increase(decrease)	(7,917)	(7,116)

MFS:
Utilities
Units issued	132,149	145,404
Units redeemed	(148,363)	(162,848)
Net increase(decrease)	(16,214)	(17,444)

New Discovery
Units issued	77,281	109,601
Units redeemed	(96,466)	(139,389)
Net increase(decrease)	(19,185)	(29,788)

Total Return
Units issued	98,347	124,935
Units redeemed	(123,425)	(133,859)
Net increase(decrease)	(25,078)	(8,924)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
MFS, continued:
Growth SC
Units issued	3,474	3,085
Units redeemed	(3,433)	(2,818)
Net increase(decrease)	41	267

New Discovery SC
Units issued	13,789	10,506
Units redeemed	(6,165)	(17,728)
Net increase(decrease)	7,624	(7,222)

Utilities SC
Units issued	25,975	12,421
Units redeemed	(26,480)	(11,013)
Net increase(decrease)	(505)	1,408

Strategic
Units issued	234,457	224,135
Units redeemed	(241,576)	(249,559)
Net increase(decrease)	(7,119)	(25,424)

Research
Units issued	5,436,114	6,319,029
Units redeemed	(5,616,351)	(6,525,572)
Net increase(decrease)	(180,237)	(206,543)

Blended Core SC
Units issued	1,191	268
Units redeemed	(272)	(238)
Net increase(decrease)	919	30

Corporate SC
Units issued	14,467	13,352
Units redeemed	(17,530)	(13,666)
Net increase(decrease)	(3,063)	(314)

Government SC
Units issued	6,093	40,029
Units redeemed	(30,217)	(35,040)
Net increase(decrease)	(24,124)	4,989

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
MFS, continued:
Growth Allocation SC
Units issued	25,299	15,963
Units redeemed	(1,826)	(16,903)
Net increase(decrease)	23,473	(940)

Moderate SC
Units issued	473	2,899
Units redeemed	(4,662)	(42,291)
Net increase(decrease)	(4,189)	(39,392)

Conservative SC
Units issued	10,008	1,099
Units redeemed	(2,161)	(972)
Net increase(decrease)	7,847	127

Blended Small Cap SC
Units issued	10,213	13,693
Units redeemed	(16,889)	(17,202)
Net increase(decrease)	(6,676)	(3,509)

Global Real Estate IC
Units issued	2,252	-
Units redeemed	(1)	-
Net increase(decrease)	2,251	-

Global Real Estate SC
Units issued	1,139	783
Units redeemed	(818)	-
Net increase(decrease)	321	783

Van Kampen:
Emerging Markets
Units issued	2,797,725	3,322,514
Units redeemed	(2,863,606)	(3,457,114)
Net increase(decrease)	(65,881)	(134,600)

Intl. Magnum
Units issued	101,422	117,948
Units redeemed	(114,534)	(132,421)
Net increase(decrease)	(13,112)	(14,473)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Van Kampen, continued:
U.S. Real Estate
Units issued	3,651,647	4,377,490
Units redeemed	(3,948,414)	(4,169,018)
Net increase(decrease)	(296,767)	208,472

Global II
Units issued	1,968	2,025
Units redeemed	(2,852)	(3,511)
Net increase(decrease)	(884)	(1,486)

Core Plus Fixed II
Units issued	13,046	35,745
Units redeemed	(17,997)	(14,644)
Net increase(decrease)	(4,951)	21,101

Calvert:
Balanced
Units issued	190,562	259,920
Units redeemed	(260,539)	(313,174)
Net increase(decrease)	(69,977)	(53,254)

Mid Cap
Units issued	-	1
Units redeemed	(3,036)	(3,713)
Net increase(decrease)	(3,036)	(3,712)

Balanced F
Units issued	55,513	68,089
Units redeemed	(102,853)	(78,371)
Net increase(decrease)	(47,340)	(10,282)

American Century:
Income & Growth
Units issued	6,806,501	8,369,660
Units redeemed	(7,186,282)	(8,683,233)
Net increase(decrease)	(379,781)	(313,573)

Mid Cap Value
Units issued	664,295	762,426
Units redeemed	(704,763)	(792,962)
Net increase(decrease)	(40,468)	(30,536)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
American Century, continued:
Inc. & Growth II
Units issued	61,982	9,087
Units redeemed	(51,942)	(12,462)
Net increase(decrease)	10,040	(3,375)

AIM:
Intl. Growth
Units issued	485,695	545,141
Units redeemed	(507,759)	(568,501)
Net increase(decrease)	(22,064)	(23,360)

Global
Units issued	127,949	140,891
Units redeemed	(140,179)	(137,104)
Net increase(decrease)	(12,230)	3,787

Global Value
Units issued	128,348	145,154
Units redeemed	(138,031)	(163,216)
Net increase(decrease)	(9,683)	(18,062)

Discovery Mid Cap
Units issued	26,223	60,220
Units redeemed	(29,539)	(27,052)
Net increase(decrease)	(3,316)	33,168

Diversified
Units issued	16,969	18,112
Units redeemed	(15,330)	(19,235)
Net increase(decrease)	1,639	(1,123)

Value
Units issued	2,357	1,291
Units redeemed	(1,989)	(951)
Net increase(decrease)	368	340

Real Estate
Units issued	12,856	11,395
Units redeemed	(16,591)	(16,967)
Net increase(decrease)	(3,735)	(5,572)

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit:
S&P MidCap
Units issued	2,561,602	3,428,895
Units redeemed	(2,788,154)	(3,589,802)
Net increase(decrease)	(226,552)	(160,907)

Russell Small Cap
Units issued	2,129,195	2,907,518
Units redeemed	(2,301,747)	(3,102,268)
Net increase(decrease)	(172,552)	(194,750)

Nasdaq-100 Index
Units issued	3,848,225	5,073,471
Units redeemed	(4,157,441)	(5,674,898)
Net increase(decrease)	(309,216)	(601,427)

EAFE Intl.
Units issued	1,603,197	1,906,383
Units redeemed	(1,660,810)	(1,937,863)
Net increase(decrease)	(57,613)	(31,480)

S&P 500
Units issued	1,258,049	1,577,477
Units redeemed	(1,360,003)	(1,672,844)
Net increase(decrease)	(101,954)	(95,367)

Barclays
Units issued	4,884,520	4,700,919
Units redeemed	(4,850,669)	(4,829,154)
Net increase(decrease)	33,851	(128,235)

Growth
Units issued	407,996	558,217
Units redeemed	(977,193)	(1,335,788)
Net increase(decrease)	(569,197)	(777,571)

Mod. Growth
Units issued	1,364,873	1,490,215
Units redeemed	(1,658,250)	(1,699,495)
Net increase(decrease)	(293,377)	(209,280)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit, continued:
Moderate
Units issued	11,186,513	12,032,155
Units redeemed	(11,526,319)	(12,242,199)
Net increase(decrease)	(339,806)	(210,044)

Third Avenue:
Value
Units issued	238,098	301,251
Units redeemed	(274,447)	(336,154)
Net increase(decrease)	(36,349)	(34,903)

Dreyfus:
MidCap
Units issued	50,388	66,081
Units redeemed	(63,440)	(76,592)
Net increase(decrease)	(13,052)	(10,511)

Small Cap
Units issued	12,498	21,154
Units redeemed	(15,894)	(21,759)
Net increase(decrease)	(3,396)	(605)

Scudder:
Small Mid Value
Units issued	113,383	110,611
Units redeemed	(126,818)	(120,530)
Net increase(decrease)	(13,435)	(9,919)

Thematic
Units issued	27,048	38,057
Units redeemed	(29,131)	(46,445)
Net increase(decrease)	(2,083)	(8,388)

Alternative
Units issued	2,689	2,545
Units redeemed	(2,916)	(2,678)
Net increase(decrease)	(227)	(133)

Neuberger Berman:
Regency
Units issued	52,583	38,103
Units redeemed	(54,559)	(42,018)
Net increase(decrease)	(1,976)	(3,915)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Neuberger Berman, continued:
Intrinsic
Units issued	9,997	4,129
Units redeemed	(11,562)	(5,356)
Net increase(decrease)	(1,565)	(1,227)

Growth
Units issued	1,634	2,558
Units redeemed	(5,197)	(2,941)
Net increase(decrease)	(3,563)	(383)

T. Rowe:
Blue Chip
Units issued	2,983,298	3,754,830
Units redeemed	(3,153,664)	(4,082,602)
Net increase(decrease)	(170,366)	(327,772)

Pimco:
Total Return
Units issued	440,299	412,678
Units redeemed	(433,484)	(493,373)
Net increase(decrease)	6,815	(80,695)

Low Duration
Units issued	2,762,724	2,978,464
Units redeemed	(2,756,755)	(2,994,584)
Net increase(decrease)	5,969	(16,120)

Short Term
Units issued	65,773	118,981
Units redeemed	(59,360)	(85,968)
Net increase(decrease)	6,413	33,013

Emerging
Units issued	8,032	4,666
Units redeemed	(4,200)	(4,995)
Net increase(decrease)	3,832	(329)

Low Duration Adv.
Units issued	32,457	83,718
Units redeemed	(35,290)	(64,985)
Net increase(decrease)	(2,833)	18,733

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Pimco, continued:
Real Return
Units issued	161,239	69,301
Units redeemed	(51,403)	(29,288)
Net increase(decrease)	109,836	40,013

Commodity
Units issued	4,335	1,399
Units redeemed	(840)	(96)
Net increase(decrease)	3,495	1,303

Ibbotson:
Balanced
Units issued	2,662	5,836
Units redeemed	(6,401)	(29,995)
Net increase(decrease)	(3,739)	(24,159)

Growth
Units issued	7,412	8,471
Units redeemed	(7,081)	(18,254)
Net increase(decrease)	331	(9,783)

Income
Units issued	11,897	15,741
Units redeemed	(14,885)	(27,597)
Net increase(decrease)	(2,988)	(11,856)

Franklin Templeton:
Global Bond
Units issued	7,815,947	7,080,560
Units redeemed	(7,667,030)	(7,083,617)
Net increase(decrease)	148,917	(3,057)

Income
Units issued	59,476	36,976
Units redeemed	(56,752)	(42,960)
Net increase(decrease)	2,724	(5,984)

Global Discovery
Units issued	937	1,168
Units redeemed	(392)	(3)
Net increase(decrease)	545	1,165

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Franklin Templeton, continued:
Small Cap
Units issued	7,948	6,761
Units redeemed	(7,877)	(5,430)
Net increase(decrease)	71	1,331

Foreign
Units issued	14,260	20,428
Units redeemed	(13,880)	(13,155)
Net increase(decrease)	380	7,273

AllianceBernstein:
Growth and Income
Units issued	11,423	10,345
Units redeemed	(12,304)	(10,234)
Net increase(decrease)	(881)	111

American Funds:
Managed
Units issued	744,296	935,348
Units redeemed	(565,418)	(448,488)
Net increase(decrease)	178,878	486,860

Blue Chip
Units issued	53,037	38,061
Units redeemed	(67,292)	(62,149)
Net increase(decrease)	(14,255)	(24,088)

Global
Units issued	14,735	11,091
Units redeemed	(10,138)	(9,914)
Net increase(decrease)	4,597	1,177

Growth
Units issued	4,498	2,785
Units redeemed	(2,704)	(3,241)
Net increase(decrease)	1,794	(456)

International
Units issued	8,956	7,214
Units redeemed	(9,192)	(9,895)
Net increase(decrease)	(236)	(2,681)

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
American Funds, continued:
New World
Units issued	18,889	12,035
Units redeemed	(14,392)	(9,833)
Net increase(decrease)	4,497	2,202

Growth-Income
Units issued	7,646	4,274
Units redeemed	(5,437)	(12,195)
Net increase(decrease)	2,209	(7,921)

Asset
Units issued	12,972	10,150
Units redeemed	(10,392)	(17,695)
Net increase(decrease)	2,580	(7,545)

Columbia:
Strategic
Units issued	18,030	12,503
Units redeemed	(36,535)	(11,163)
Net increase(decrease)	(18,505)	1,340

Emerging
Units issued	773	2,740
Units redeemed	(4,154)	(3,522)
Net increase(decrease)	(3,381)	(782)

International
Units issued	25	783
Units redeemed	(8)	(112)
Net increase(decrease)	17	671

Smaller-Cap
Units issued	1,719	1,618
Units redeemed	(396)	(96)
Net increase(decrease)	1,323	1,522

Mid Cap
Units issued	5,012	10,455
Units redeemed	(6,721)	(8,155)
Net increase(decrease)	(1,709)	2,300

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Columbia, continued:
High Yield
Units issued	17,778	18,371
Units redeemed	(18,976)	(15,677)
Net increase(decrease)	(1,198)	2,694

Large Core
Units issued	6,957	4,788
Units redeemed	(5,933)	(5,001)
Net increase(decrease)	1,024	(213)

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	154,382	105,821
Units redeemed	(141,762)	(103,468)
Net increase(decrease)	12,620	2,353

Energy
Units issued	87,388	166,869
Units redeemed	(121,575)	(127,395)
Net increase(decrease)	(34,187)	39,474

Small Cap Value
Units issued	3,831	11,153
Units redeemed	(6,887)	(12,282)
Net increase(decrease)	(3,056)	(1,129)

Science
Units issued	11,639	15,358
Units redeemed	(14,146)	(17,925)
Net increase(decrease)	(2,507)	(2,567)

Mid Cap Growth
Units issued	13,280	25,540
Units redeemed	(17,397)	(32,104)
Net increase(decrease)	(4,117)	(6,564)

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Ivy, continued:
International
Units issued	3,723	2,690
Units redeemed	(3,307)	(3,472)
Net increase(decrease)	416	(782)

Global
Units issued	6,709	7,697
Units redeemed	(6,797)	(7,195)
Net increase(decrease)	(88)	502

High Income
Units issued	5,535	6,814
Units redeemed	(15,977)	(10,836)
Net increase(decrease)	(10,442)	(4,022)

Janus:
Flexible
Units issued	16,944	34,508
Units redeemed	(32,310)	(15,144)
Net increase(decrease)	(15,366)	19,364

Putnam:
Health
Units issued	1,753	1,842
Units redeemed	(1,268)	(1,408)
Net increase(decrease)	485	434

Asset
Units issued	662	526
Units redeemed	(122)	(1,560)
Net increase(decrease)	540	(1,034)

Van Eck:
Gold
Units issued	10,657	90,433
Units redeemed	(44,937)	(49,646)
Net increase(decrease)	(34,280)	40,787

Hard Assets
Units issued	7,179	10,357
Units redeemed	(5,307)	(5,337)
Net increase(decrease)	1,872	5,020

FS-124

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2021 AND 2020 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2021
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2021
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of summary of operations and changes in capital and surplus and statements of cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Other Information Included in the Annual Report
Management is responsible for the other information included in the annual report. The other information comprises the information included in the annual report but does not include the statutory-basis financial statements and our auditor’s report thereon. Our opinion on the statutory-basis financial statements does not cover the other information, and we do not express an opinion or any form of assurance thereon.

In connection with our audit of the statutory-basis financial statements, our responsibility is to read the other information and consider whether a material inconsistency exists between the other information and the statutory-basis financial statements, or the other information otherwise appears to be materially misstated. If, based on the work performed, we conclude that an uncorrected material misstatement of the other information exists, we are required to describe it in our report.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 25, 2022

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2021	2020
Bonds	$10,330,856	$9,638,654
Preferred stocks	10,273	12,177
Common stocks	586,822	477,335
Mortgage loans	2,226,042	2,094,450
Real estate:
Properties occupied by the company	35,221	43,873
Properties held for the production of income	5,022	4,662
Properties held for sale	155	—
Cash, cash equivalents, and short-term investments	186,574	370,839
Loans on insurance contracts	545,818	539,975
Other investments	1,058,235	959,112
Total Cash and Invested Assets	14,985,018	14,141,077

Investment income due and accrued	118,569	113,867
Deferred and uncollected premiums	117,931	117,946
Federal income tax recoverable	6,068	22,861
Net deferred income tax asset	88,344	82,612
Funds held under coinsurance - affiliate	38,775	40,235
Other admitted assets	142,103	137,556
Separate account assets	11,996,727	11,041,001
Total Admitted Assets	$27,493,535	$25,697,155

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$11,386,234	$10,849,229
Deposit-type funds	990,510	1,000,269
Reserves for unpaid claims	154,319	123,340
Dividends payable to policyholders	26,153	29,600
Interest maintenance reserve	70,775	70,008
Accrued commissions, expenses and insurance taxes	147,234	130,838
Accrued separate account transfers	(13,461)	(33,775)
Asset valuation reserve	295,155	251,837
Other liabilities	462,624	484,122
Separate account liabilities	11,996,727	11,041,001
Total Liabilities	25,516,270	23,946,469

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,958	49,949
Unassigned surplus	1,493,358	1,266,788
Total Capital and Surplus	1,977,265	1,750,686
Total Liabilities, Capital and Surplus	$27,493,535	$25,697,155

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
Premiums and Other Revenue
Premium income, net	$3,653,978	$3,145,365	$3,115,518
Net investment income	614,996	574,628	541,505
Commissions and expense allowances on reinsurance ceded	28,594	23,890	28,978
Modco reinsurance adjustment – affiliate	1,003	1,353	15,728
Income from fees associated with separate accounts	77,749	69,103	69,039
Separate account reserve transfers assumed	—	—	3,941
Miscellaneous income	38,397	36,340	33,985
Total Premiums and Other Revenue	4,414,717	3,850,679	3,808,694

Expenses
Benefits to policyholders	3,399,801	2,993,986	2,761,958
Modco reinsurance adjustment	—	—	3,292
Change in reserves for life, accident and health policies	533,841	647,921	508,702
Commissions	278,055	235,130	214,351
General insurance expenses	490,947	414,235	399,545
Taxes, licenses and fees	52,415	61,560	43,829
Net transfers from separate accounts	(471,335)	(599,242)	(257,635)
Total Expenses	4,283,724	3,753,590	3,674,042

Gain from Operations before Dividends, Federal Income Tax
Expense and Net Realized Capital Gains	130,993	97,089	134,652
Dividends to policyholders	24,449	29,448	32,868
Gain from Operations before Federal Income Tax
Expense and Net Realized Capital Gains	106,544	67,641	101,784
Federal income tax expense	17,359	19,600	31,941
Gain from Operations before Net Realized Capital Gains	89,185	48,041	69,843
Net realized capital gains, net of taxes	7,046	16,377	21,404
Net Income	96,231	64,418	91,247

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains, net of tax	147,922	6,833	73,561
Change in net deferred income taxes	17,156	17,672	20,499
Change in non-admitted assets	10,189	4,263	22,426
Change in asset valuation reserve	(43,318)	(37,815)	(59,402)
Change in liability for reinsurance in unauthorized companies	(12)	—	—
Change in valuation basis (Note 1)	—	5,820	—
Change in unrecognized actuarial losses on pension, net of tax	1,234	(124)	(1,361)
Deferred reinsurance gain, net of tax (Note 14)	—	—	36,560
Amortization of reinsurance gain, net of tax (Note 14)	(2,832)	(3,643)	(911)
Net Change in Capital and Surplus	226,579	57,432	182,628

Capital and Surplus at the Beginning of the Year	1,750,686	1,693,254	1,510,626
Capital and Surplus at the End of Year	$1,977,265	$1,750,686	$1,693,254

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,659,508	$3,148,430	$3,125,452
Net investment income received	618,329	580,409	542,945
Miscellaneous income	144,399	131,821	131,482
Benefits paid to policyholders	(3,353,557)	(2,964,134)	(2,741,955)
Net transfers from separate accounts	491,649	595,005	257,382
Commissions, expenses and taxes paid	(814,118)	(720,314)	(668,654)
Dividends paid to policyholders	(27,895)	(32,143)	(35,504)
Federal income taxes paid	(5,845)	(41,390)	(4,247)
Net Cash from Operating Activities	712,470	697,684	606,901

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,189,136	1,754,890	1,634,808
Cost of investments acquired	(3,076,389)	(2,475,802)	(2,133,732)
Net change in loans on insurance contracts	(6,821)	17,266	(3,412)
Net Cash from Investing Activities	(894,074)	(703,646)	(502,336)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(9,759)	24,982	13,482
Other miscellaneous, net	7,098	57,797	6,177
Net Cash from Financing and Miscellaneous Activities	(2,661)	82,779	19,659

Net Change in Cash, Cash Equivalents and Short-Term Investments	(184,265)	76,817	124,224

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	370,839	294,022	169,798

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$186,574	$370,839	$294,022

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$155	$—	$600
Recognized commitments for low income housing investments (Note 3)	—	20,000	—
Exchanges of bonds and stocks	16,918	29,671	84,538
Bonds converted to stocks	—	516	—
Acquisition of stock from alternative partnerships	—	828	251
Transfer between bonds and short-term investments	—	—	997
Affiliated common stock converted to an affiliated LLC (Note 1)	—	30,052	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	288	—
Impairment of internally developed software costs (Note 1)	—	—	1,801
Impairment of other admitted asset (Note 1)	—	1,690	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	—	4,211

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021, 2020 and 2019
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. The Company previously owned Calvert Investments, Inc. (Calvert), a provider of investment and administrative services (dissolved March 31, 2020) and Griffin Realty LLC (Griffin), a real estate company (dissolved September 30, 2021). Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective September 30, 2021, Griffin was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Throughout 2020 and 2021, the COVID-19 pandemic has resulted in extreme stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transaction under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus under and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $119,436 and $87,265 at December 31, 2021 and 2020, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $480, $498, $518, and $11,388 during the years ended December 31, 2022, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the amount of borrowing over the carrying value of real estate property was $3,920 and $3,662, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2021	2020
AIC	$9,606	$13,120
Griffin [1]	—	1,269
VCA [1]	399	227
AAS [1]	432	47
Dental Select	79,091	87,443
BlueStar Retirement Services, LLC	34,343	—
Total	$123,871	$102,106
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,265 and $691 were recorded as realized losses during 2021 and 2020, respectively. There were no other-than-temporary impairments recorded during 2019. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2021 and 2020 was $47,726 and $(101,040), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $29,998 and $24,991, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2021 and 2020 was $0 and $244,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $0 and $27,997, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 22, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2021 and 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $4,000 and $2,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,771,358	$1,321,017	$149,826	$167,601
OTC index call option contracts written	Other investments	(929,642)	(708,459)	(86,692)	(106,748)
Exchange traded index call option contracts owned	Other investments	1,219,556	1,120,517	163,887	256,300
Foreign currency swaps - gross asset	Other investments	5,631	—	163	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other investments	17,515	—	460	—
Total asset derivatives		$2,084,418	$1,733,075	$227,644	$317,153

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,215,314	$1,116,051	$116,099	$205,572
Foreign currency swaps - gross liability	Other liabilities	4,353	17,515	113	310
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other liabilities	(14,078)	—	(434)	—
Foreign currency swaps - gross liability	Other liabilities	15,025	4,473	548	241
Total liability derivatives		$1,220,614	$1,138,039	$116,326	$206,123

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2021	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$34,925	$6,522	$3,679
Exchange traded index call option contracts - closed	Net investment income	33,671	13,543	5,455
Equity put option contracts - closed	Net investment income	(1,584)	(15)	(338)
Futures contracts - closed	Net investment income	(30,960)	(25,598)	(29,900)
Interest rate swap contracts - closed	Net investment income	(22,723)	38,844	23,920
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	298	(2)	—
Total recognized in net investment income		$13,627	$33,294	$2,816
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(9,980)	$(3,929)	$45,017
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(4,323)	6,674	24,065
Equity put option contracts - open	Change in unrealized gains (losses)	—	—	137
Futures contracts - open	Change in unrealized gains (losses)	(1,185)	(1,785)	(4,655)
Interest rate swap contracts - open	Change in unrealized gains (losses)	11,668	(1,262)	(12,319)
Foreign currency swaps - open	Change in unrealized gains (losses)	50	(310)	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	898	(241)	—
Total recognized in change in unrealized gains (losses)		$(2,872)	$(853)	$52,245

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561 at December 31, 2019. There were no amounts excluded from unassigned surplus at December 31, 2021 and 2020.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.
Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $123,789 and $133,978 at December 31, 2021 and 2020, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $9,877 and $20,720 and operating software at cost of $937 and $1,302 are carried at cost less accumulated depreciation at December 31, 2021 and 2020, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $8,712 and $19,608 was $2,102 and $2,414, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2021 and 2020. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,218, $5,521 and $7,610 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $10,336,185 or 10.1% and $9,053,497 or 9.8% of the individual life policies in force as of December 31, 2021 and 2020, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,487, $8,861 and $8,581 for 2021, 2020 and 2019, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2021 and 2020.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021 and there was no impact to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus”, the Coronavirus Aid Relief, and Economic Security Act ("CARES Act"), and the Consolidated Appropriations Act, 2021 in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of January 1, 2022, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $9 and $226 at December 31, 2021 and 2020, respectively. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $0 and $3,018 at December 31, 2021 and 2020, respectively.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective September 30, 2021, the Company acquired 100% of BlueStar Retirement Services, Inc., a Florida third party administrator of retirement plans. In a concurrent transaction, BlueStar Retirement Services, Inc. was converted to a limited liability company.
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.

The transactions were accounted for as a statutory purchases and reflect the following:

2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar Retirement Services, LLC	September 30, 2021	$34,858	$31,756	$31,756	$30,963	$794	$34,343	90.2%
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$88,292	$73,577	$8,829	$79,091	93.0%
Total	XXX	$127,467	$120,048	$120,048	$104,540	$9,623	$113,434	XXX%

Statutory Merger
Effective September 30, 2021, Griffin Realty, LLC, a wholly owned subsidiary, was dissolved per the statutory merger method. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recorded a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$1,885,626	XXX
Less:
Admitted Positive Goodwill	107,580	XXX
Admitted EDP Equipment & Operating System Software	1,715	XXX
Admitted Net Deferred Taxes	90,846	XXX
Adjusted Capital and Surplus	1,685,486
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	168,549
Current period reported Admitted Goodwill	XXX	104,540
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	6%

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$135,288	$5,723	$(1,566)	$139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$10,331,238	$810,938	$(49,371)	$11,092,805

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

At December 31, 2021 and 2020, the amortized cost of bonds was reduced by $382 and increased by $230, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $10,330,856 and $9,638,654, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2021 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$251,305	$254,755
Due after one year through five years	1,818,457	1,928,422
Due after five years through ten years	2,369,850	2,500,585
Due after ten years	5,747,195	6,251,971
Bonds with multiple repayment dates	144,431	157,072
Total bonds	$10,331,238	$11,092,805

Proceeds from the sales of bonds were $297,045, $466,268, and $443,120 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2021	2020	2019
Bonds:
Gross realized capital gains on sales	$10,740	$21,299	$5,693
Gross realized capital losses on sales	(1,350)	(7,164)	(5,945)
Net realized capital gains (losses) on sales	9,390	14,135	(252)
Other, including impairments and net gain on dispositions other than sales	198	(4,018)	(2,116)
Total bonds	9,588	10,117	(2,368)
Preferred stocks	2,050	(6)	156
Common stocks	361	15,400	21,698
Mortgage loans	424	93	246
Real estate	4,501	(1)	592
Other investments	9,696	12,463	15,898
Realized capital gains before federal income taxes and transfer to IMR	26,620	38,066	36,222
Realized capital gains transferred to IMR	12,980	18,132	3,819
Federal income tax expense	6,594	3,557	10,999
Net realized capital gains	$7,046	$16,377	$21,404

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $933,142 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,841 and $16,662 in stock was owned at December 31, 2021 and 2020, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2021 and 2020.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2021	2020
Membership stock - class A	$305	$325
Membership stock - class B	14,200	14,961
Excess stock	336	1,376
Aggregate total	$14,841	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$933,142	$807,377

As of December 31, 2021 and 2020, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2021 and 2020, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,270,608 and $1,087,735 of bonds and mortgage loans pledged as collateral at December 31, 2021 and 2020, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,117 and $500,158 on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,331,349	$1,185,086
Carrying value	$1,270,608	$1,087,735
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,413,492	$1,185,086
Carrying value	$1,334,970	$1,087,735
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,841	$16,662	$(1,821)	$—	$14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$2,675,658	$2,534,818	$140,840	$—	$2,675,658	9.689%	9.732%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$48,288	$(1,565)	$188	$(1)	$48,476	$(1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$4,471,235	$(24,889)	$743,611	$(24,902)	$5,214,846	$(49,791)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

The unrealized losses related to bonds in 2021 and 2020 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2021 and 2020.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2021, 2020 and 2019.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2021 and 2020, bonds at book/adjusted carrying value totaling $486,807 and $516,962, respectively, (4.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2021, 2020 and 2019, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,556, $6,584 and $3,798, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2021 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2021
Present value of cash flows	$—	$—	$—	$—
June 30, 2021
Present value of cash flows	$—	$—	$—	$—
September 30, 2021
Present value of cash flows	$429	$—	$276	$219
December 31, 2021
Present value of cash flows	$12,861	$—	$1,280	$11,497

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

	December 31, 2021
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
2254W0KM6	$429	$153	$276	$153	$219
59111RAA0	$5,661	$5,055	$606	$5,055	$5,039
75383HAA9	$7,200	$6,526	$675	$6,526	$6,458
Total	XXX	XXX	$1,557	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$603,865	$596,545	$(7,320)	$142,691	$135,662	$(7,029)

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2021	2020
DSCR distribution
Below 1.0	$102,392	$38,706
1.0 - 1.2	195,258	170,232
1.2 - 1.8	979,953	975,980
Greater than 1.8	880,981	793,858
Total	$2,158,584	$1,978,776

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2021	2020
Loan to value
Below 60%	$18,898	$23,089
60-75%	2,642	382
Above 75%	1,054	2,357
Total	$22,594	$25,828

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$39,691	$1,959	$41,650
Non-performing	3,214	—	3,214
Total	$42,905	$1,959	$44,864

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$40,489	$2,181,178	$2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

At December 31, 2021, the average size of an individual commercial mortgage loan was $2,397. The average size of an individual residential mortgage loan was $225, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,385 and $17,001 at December 31, 2021 and 2020, respectively. As of December 31, 2021, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.55% and 2.85% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2021 and 2020, the Company issued 109 and 92, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 6.50%, respectively, and 2.85% and 3.20%, respectively, totaling $406,233 and $256,815, respectively. The Company did not acquire any new residential mortgage loans in 2021 and 2020.

At December 31, 2021 and 2020, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2021, 2020 and 2019. Impairments for residential mortgage loans were $12, $2 and $51 during 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The Company had no investment in impaired loans with credit losses as of December 31, 2021 and 2020. The investment in impaired loans without credit losses are as follows:

	December 31, 2021
	Residential	Total
No allowance for credit losses	$34,854	$34,854

	December 31, 2020
	Residential	Total
No allowance for credit losses	$53,633	$53,633

A summary of information pertaining to impaired loans is as follows:

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$43,065	$—	$43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2021	2020
Aggregate amount of mortgage loans derecognized	$153	$—
Real estate collateral recognized	155	—

A summary of information pertaining to real estate sales is as follows:

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$4,501	$4,501

	December 31, 2020
	Commercial	Total
Number of sales	1	1
Loss recognized	$(1)	$(1)

NOTE 3 - INVESTMENTS, (continued)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. There were no residential real estate properties classified as held for sale for the year ended December 31, 2020. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021 and 2020, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2021 and 2020.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$33,089	$—	$33,089
Interest income	$1,645	$—	$1,645

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were zero short sales on residential mortgage loans in 2021 and one in 2020.

NOTE 3 - INVESTMENTS, (continued)

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2021 and 2020, the Company recognized $5,855 and $4,533, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $60,023 and $66,272 and in other liabilities was $24,039 and $32,681 for the years ended December 31, 2021 and 2020, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $8,757, $7,521, $6,571, in 2022, 2023 and 2024, respectively, and $1,190 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2021 and 2020. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2021 and 2020.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2021			December 31, 2020
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$149,826	$86,692	$63,134	$167,601	$106,748	$60,853
Derivatives - foreign
currency swaps	1,057	434	623	—	—	—

Liabilities:
Derivatives - call options	$86,692	$86,692	$—	$106,748	$106,748	$—
Derivatives - foreign
currency swaps	661	434	227	551	—	551

At December 31, 2021 and 2020, the net asset amount of $63,757 and $60,853, respectively, was recorded in other investments and the net liability amount of $227 and $551, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2021	2020	2019
Income:
Bonds	$400,928	$388,691	$385,443
Preferred stocks	528	484	369
Common stocks	7,905	5,724	13,060
Mortgage loans	107,955	103,789	103,311
Real estate[1]	15,187	15,209	17,132
Loans on insurance contracts	30,169	28,114	32,546
Short-term investments	73	1,680	4,756
Derivatives	13,627	33,294	2,816
Other investments	84,268	36,121	32,445
Amortization of interest maintenance reserve	9,487	8,861	8,581
Gross investment income	670,127	621,967	600,459
Total investment expenses	55,131	47,339	58,954
Net investment income	$614,996	$574,628	$541,505
1Includes amounts for the occupancy of company-owned property of $8,541, $8,999 and $9,106 in 2021, 2020, and 2019, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2021 and 2020, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 110 and 83, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $21,393 and $9,756, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$17	$—	$17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$644,060	$63,594	$17	$11,996,727	$12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$116,099	$—	$—	$—	$116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$116,099	$227	$—	$—	$116,326

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Foreign currency swaps	—	—	—	—	—
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2021 and 2020. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2021 and 2020 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$83	$12	$—	$(3)	$5	$(80)	$—	$17
Total assets	$83	$12	$—	$(3)	$5	$(80)	$—	$17

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$—	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$—	$(3)	$83

Transfers in and out of Level 3, during 2021 and 2020, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.
4 Primarily subordinated tranches of non-agency residential mortgage-backed securities

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$11,092,805	$10,330,856	$—	$8,119,665	$2,973,140	$—
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$15,313,793	$26,273,678	$950,340	$8,287,912	$6,075,541	$11,996,727

Liabilities:
Deposit-type funds	$990,510	$990,510	$—	$—	$990,510	$—
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$1,110,676	$13,107,552	$116,099	$227	$994,350	$11,996,727

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$248,631	$2,861	$251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$162,000	$(73,656)	$88,344

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$88,344	$—	$88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$88,344	$—	$88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$115,336	$2,861	$118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$203,680	$2,861	$206,541

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2020 to December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$14,324	$(990)	$13,334
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	14,324	(990)	13,334
Deferred tax assets non-admitted	(19,641)	—	(19,641)
Subtotal net admitted deferred tax assets	33,965	(990)	32,975
Deferred tax liabilities	(2,933)	30,176	27,243
Net admitted deferred tax assets/(net deferred tax liability)	$36,898	$(31,166)	$5,732

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	5,732	—	5,732
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	5,732	—	5,732
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	33,174
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	28,233	(990)	27,243
Deferred tax assets admitted as the result of application
of NAIC SAP	$33,965	$(990)	$32,975

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2021	2020
Ratio percentage used to determine recovery period and
threshold limitation above	914%	1,013%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,886,819	$1,665,660

There were no tax planning strategies utilized as of December 31, 2021 or 2020.

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2021	2020	2019
Federal	$17,359	$19,600	$31,941
Federal income tax on net capital gains	9,319	7,365	11,801
Federal income tax incurred	$26,678	$26,965	$43,742

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$172	$167	$136	$5	$31
Unearned premium reserve	515	430	389	85	41
Policyholder reserves	93,859	89,735	80,590	4,124	9,145
Investments	10,124	7,521	57	2,603	7,464
Deferred acquisition costs	75,319	70,032	67,107	5,287	2,925
Policyholder dividends accrual	1,328	1,548	1,806	(220)	(258)
Fixed assets	1	5	85	(4)	(80)
Compensation and benefits accrual	30,390	29,239	27,200	1,151	2,039
Receivables - non-admitted	16,556	14,571	13,549	1,985	1,022
Net operating loss carry-forward	260	277	294	(17)	(17)
Coinsurance/modified coinsurance transaction	—	—	12,219	—	(12,219)
Other (including items <5% of total
ordinary tax assets)	20,107	20,782	8,654	(675)	12,128
Subtotal	248,631	234,307	212,086	14,324	22,221
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	44,951	64,592	60,967	(19,641)	3,625
Admitted ordinary deferred tax assets	$203,680	$169,715	$151,119	$33,965	$18,596

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Capital
Investments	$476	$1,469	$1,486	$(993)	$(17)
Real Estate	2,102	1,938	2,797	164	(859)
Other (including items <5% of total
ordinary tax assets)	283	444	660	(161)	(216)
Subtotal	2,861	3,851	4,943	(990)	(1,092)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,861	3,851	4,943	(990)	(1,092)
Admitted deferred tax assets	$206,541	$173,566	$156,062	$32,975	$17,504

Deferred tax liabilities:
Ordinary
Investments	$1,617	$3,014	$3,123	$(1,397)	$(109)
Fixed assets	2,486	2,925	3,322	(439)	(397)
Deferred and uncollected premium	17,778	17,793	18,001	(15)	(208)
Policyholder reserves	13,452	17,038	20,597	(3,586)	(3,559)
Unearned commissions	6,204	3,699	3,343	2,505	356
Other (including items <5% of total
ordinary tax liabilities)	143	144	144	(1)	—
Subtotal	$41,680	$44,613	$48,530	$(2,933)	$(3,917)

Capital
Investments	$75,747	$46,050	$35,890	$29,697	$10,160
Real estate	770	291	—	479	291
Subtotal	$76,517	$46,341	$35,890	$30,176	$10,451

Deferred tax liabilities	$118,197	$90,954	$84,420	$27,243	$6,534

Net deferred tax assets	$88,344	$82,612	$71,642	$5,732	$10,970

The change in the net admitted deferred tax assets was $5,732, $10,970 and $2,407 for the years ended December 31, 2021, 2020 and 2019, respectively. The change in non-admitted deferred tax assets of $(19,641), $3,625 and $(7,257) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2021	2020	Change
Total gross deferred tax assets	$251,492	$238,158	$13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$133,295	$147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$17,156

NOTE 4 - INCOME TAXES, (continued)

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Net gain from operations before income taxes	$106,544	$67,641	$101,784
Net realized capital gains before income taxes	26,620	38,066	36,222
Deferred reinsurance gain (loss), net	(2,832)	(3,643)	35,649
Change in reserve on account of change in valuation basis	—	5,820	—
Change in pension liability	117	—	—
Change in unauthorized reinsurance	(12)	—	—
Total pre-tax statutory income	130,437	107,884	173,655
Change in non-admitted assets	(9,453)	(4,868)	8,450
IMR amortization	(9,487)	(8,861)	(8,581)
Affordable Care Act assessment	—	14,556	—
Tax-exempt income	(28,681)	(22,785)	(24,932)
Dividends received deduction	—	—	(5,000)
Subsidiary conversion to single member LLC	—	(7,014)	—
Realized gain on dissolution of subsidiary	—	(2,994)	—
Non-deductible expense	2,730	2,691	4,223
Other	1,202	2,368	2,392
Subtotal	86,748	80,977	150,207
Statutory tax rate	0.21	0.21	0.21
Subtotal	18,217	17,005	31,543
Tax credits	(8,695)	(7,712)	(8,300)
Total statutory income taxes	$9,522	$9,293	$23,243

Federal and foreign income tax incurred	$26,678	$26,965	$43,742
Change in deferred income tax	(17,156)	(17,672)	(20,499)
Total statutory income taxes	$9,522	$9,293	$23,243
The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2021, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,237	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $14,859, $18,002, $14,820 for the tax years 2021, 2020, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company
Ameritas Investment Partners, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021 and 2019, the Company received a return of capital of $1,700 and $1,000, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly owned subsidiary, AIC.

In 2019, the Company received a cash dividend $5,000 from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, the Company made a capital contribution of $30,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $26,047, $24,766 and $16,750 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2021 and 2020, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2021	2020
Ameritas Holding Company	$(3,927)	$(3,563)
Ameritas Life Insurance Corp. of New York	1,837	4,981
Ameritas Investment Company, LLC	580	940
Ameritas Investment Partners, Inc.	1,072	767
Griffin Realty, LLC	—	5
Variable Contract Agency, LLC	—	—
Ameritas Advisory Services, LLC	685	—
Dental Select	(60)	1,756
BlueStar Retirement Services, LLC	242	—
Total	$429	$4,886

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $2,455, $32,957 and $31,076 for the years ended December 31, 2021, 2020 and 2019, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $18,434, $16,484 and $15,686 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2021 and 2020.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2021	2020	2019
Benefit obligation at beginning of year	$49,302	$46,603	$44,448
Service cost	35	38	209
Interest cost	966	1,437	1,813
Actuarial gain (loss)	(1,458)	4,781	3,742
Benefits paid	(4,707)	(4,734)	(3,609)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	1,177	—
Benefit obligation at end of year	$44,138	$49,302	$46,603

	Pension Benefits
	2021	2020	2019
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,707	4,734	3,609
Benefits paid	(4,707)	(4,734)	(3,609)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2021	2020	2019
Components:
Accrued benefit costs	$40,739	$44,372	$41,946
Liability for pension benefits	3,399	4,930	4,657
Assets and liabilities recognized:
Liabilities recognized	44,138	49,302	46,603
Unrecognized liabilities	3,399	4,930	4,657

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Service cost	$35	$38	$209
Interest cost	966	1,437	1,813
Amount of recognized losses	74	4,625	2,019
Total net periodic benefit cost	$1,075	$6,100	$4,041

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2021	2020	2019
Items not yet recognized as a component of net periodic cost - prior year	$4,930	$4,657	$13,762
Net gain (loss) arising during the period	(1,457)	4,781	3,742
Net loss recognized	(74)	(4,508)	(2,019)
Cumulative change in amortization method applied[1]	—	—	(10,828)
Items not yet recognized as a component of net
periodic cost - current year	$3,399	$4,930	$4,657
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Net recognized gains	$3,399	$4,930	$4,657

The weighted-average assumptions are as follows:

	Pension Benefits
	2021	2020	2019
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%

Future expected pension benefit payments are as follows:

Year	Amount
2022	$4,697
2023	$4,256
2024	$3,813
2025	$3,703
2026	$3,589
2027-2031	$16,153

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2021	2020
Accumulated benefit obligation	$44,138	$49,287

Projected benefit obligation (PBO)	$44,138	$49,302
Funded status (PBO - Plan assets)	$44,138	$49,302

Unrecognized items:
Unrecognized losses, net of tax	$2,685	$3,895
Total unrecognized items, net of tax	$2,685	$3,895

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $15,013, $14,717 and $12,791 in 2021, 2020 and 2019, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $197,477 in dividends in 2022, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2021, 2020 and 2019.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2021	2020	2019
Unrealized capital gains, net of taxes	$171,082	$23,160	$16,327
Non-admitted asset values	(123,789)	(133,978)	(138,241)
Asset valuation reserve	(295,155)	(251,837)	(214,022)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2021, 2020 and 2019 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,958 and $49,949 at December 31, 2021 and 2020, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2021 is $102,466. There has been not been any principal paid during the life of the Notes as of December 31, 2021. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2021 and 2020, respectively, the Company had outstanding agreements to fund mortgages totaling $86,932 and $114,711. In addition at December 31, 2021 and 2020, respectively, the Company has committed to invest $332,803 and $272,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2021 and 2020, the Company had FHLB lines of credit available up to $433,142 and $307,377, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2021 and 2020 related to these lines of credit.

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2021, 2020 and 2019 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,664 and $4,034 at December 31, 2021 and 2020, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the Company had a related receivable of $2,710 and $3,013, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020 are as follows:

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$6,320	$7,316
Decreases during the year
Premium tax offset applied	(1,066)	(1,133)
Charge off of estimated premium tax offset	(318)	(320)
	(1,384)	(1,453)
Increases during the year
Assessments paid	165	457
	165	457
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$5,101	$6,320

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2021 and 2020 are summarized below. The discount rate applied was 3.0% and 3.5% for December 31, 2021 and 2020, respectively.

	December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,567	$3,288	$5,389	$2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2021 and 2020.

Uncollectibility of Assets
The Company had admitted assets of $13,187 and $11,317 at December 31, 2021 and 2020, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2021	2020	2019
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(829)	$(1,393)	$(2,979)
Net loss from operations	$(829)	$(1,393)	$(2,979)

Total claim payment volume	$180,138	$152,945	$193,120

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2021	2020	2019
Gross reimbursement for medical cost incurred	$28,857	$28,226	$27,605
Other income or expenses (including interest paid to or received from plans)	8,595	7,462	7,388
Gross expenses incurred (claims and administrative)	27,262	24,297	23,507
Net gain from operations	$10,190	$11,391	$11,486

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,166, $4,737 and $4,396 in 2021, 2020 and 2019, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $33, $621, and $585 in 2021, 2020 and 2019, respectively.

NOTE 10 - LEASES, (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2021:

Calendar Year	Amount
2022	$2,175
2023	1,440
2024	913
2025	552
2026 and thereafter	1,102
Total	$6,182

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $267,540, $271,184 and $248,018 for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $504,670, $518,344 and $491,627 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $124,467 and $118,126 and cash of $2,136 and $7,168 at December 31, 2021 and 2020, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021 and through March 25, 2022, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $14,613 and $16,664 at December 31, 2021 and 2020, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in Other admitted assets and Reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

NOTE 14 - REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2021	2020	2019
Assumed[1]	$109,582	$109,062	$110,358
Ceded	(267,198)	(252,021)	(253,164)
Reinsurance premiums, net	$(157,616)	$(142,959)	$(142,806)
¹ Includes modco reinsurance premiums of $7,041 in 2019. There were no modco reinsurance premiums in 2021 and 2020.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2021, 2020 and 2019.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,560 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $2,832 and $3,643, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2021 and 2020, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2021 and 2020, invested assets of $1,117,422 and $1,129,363, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.1% and 4.4% of the Company’s admitted assets at December 31, 2021 and 2020, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2021	2020	2019
Total reserve for unpaid claims at January 1	$316,765	$284,339	$278,529
Less reinsurance assumed	(18,267)	(17,354)	(17,238)
Plus reinsurance ceded	172,907	151,501	147,259
Direct balance	471,405	418,486	408,550

Incurred related to:
Current year	777,744	618,972	611,690
Prior year	2,986	13,035	1,803
Total incurred	780,730	632,007	613,493

Paid related to:
Current year	645,529	495,754	520,536
Prior year	90,184	83,334	83,021
Total paid	735,713	579,088	603,557

Direct balance	516,422	471,405	418,486
Plus reinsurance assumed	18,121	18,267	17,354
Less reinsurance ceded	(189,189)	(172,907)	(151,501)
Total reserve for unpaid claims at December 31	$345,354	$316,765	$284,339

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $2,986, $13,035, and $1,803 for the years ended December 31, 2021, 2020, and 2019, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2021.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2021	2020	2019
Paid assumed reinsurance claims	$81,375	$67,813	$74,081
Incurred assumed reinsurance claims	$81,229	$68,726	$74,197

Paid ceded reinsurance claims	$29,287	$24,203	$21,608
Incurred ceded reinsurance claims	$45,569	$45,609	$25,850

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2021 and 2020, respectively, the Company had $3,427,643 and $4,437,411 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $28,240 and $31,786 at December 31, 2021 and 2020, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$3,826,020	$2,823,648	$6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$160,832	$—	$160,832

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,030,790	$—	$1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$1,189,324	$7,371,957	$8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$220,205	$—	$220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$990,510	$587,451	$1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$6,005,854	$10,783,056	$16,788,910

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	1,360,160	21.5%
At fair value	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	379,297	6.0%
Total gross	3,713,554	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	205,195
Total individual annuity reserves	$3,508,359	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$199,787

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	40,970	0.5%
Total gross	1,237,407	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	11,189
Total group annuity reserves	$1,226,218	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	517,086	31.8%
Total gross	1,000,706	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	437
Total deposit-type funds	$1,000,269	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$9,975,095	$15,709,941

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)
The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,994,138	$4,713,646
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,206	20,931
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	990,510	1,000,269
	6,005,854	5,734,846
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	10,195,605	9,348,500
Exhibit 4, Line 9, Column 1	587,451	626,595
Total	$16,788,910	$15,709,941

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,104,614	$1,104,077	$1,110,275	$—	$—	$—
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$2,905,245	$5,306,530	$5,935,569	$1,194,339	$—	$1,191,320

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,878,162	$5,648,860
Exhibit 5, Accidental Death Benefits Section, Total (net)	305	319
Exhibit 5, Disability - Active Lives Section, Total (net)	14,229	12,254
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,769	17,200
Exhibit 5, Miscellaneous Reserves Section, Total (net)	26,104	27,743
	5,935,569	5,706,376
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,191,320	1,036,937
	1,191,320	1,036,937
Total	$7,126,889	$6,743,313

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,425	$342	$2,960	$435
Ordinary renewal	40,186	56,091	46,963	62,754
Group life	1	1	1	1
Total	$45,612	$56,434	$49,924	$63,190

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2021 and 2020 the Company’s Separate Account Statements included legally insulated assets of $11,996,727 and $11,041,001, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2021	2020	2019
For the year ended December 31:
Premiums, considerations or deposits	$1,281,793	$1,083,406	$1,199,605
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,974,376	$11,012,032

Reserves subject to discretionary withdrawal:
At fair value	$11,974,376	$11,012,032
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,974,376	$11,012,032

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2021	2020	2019
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,228,829	$1,021,476	$1,216,392
Transfers from the separate accounts	(1,700,163)	(1,620,718)	(1,366,268)
Net transfers from the separate accounts	(471,334)	(599,242)	(149,876)
Reconciling adjustments:
Other	—	—	5
Assumption reinsurance	—	—	(70,910)
Deposit-type contracts assumption reinsurance	(1)	—	(36,854)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(471,335)	$(599,242)	$(257,635)
1Includes assumption reinsurance transfers to the separate accounts of $0, $0, $107,764 in 2021, 2020 and 2019, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2021 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$11,372,768	$13,466	$11,386,234
Other liabilities	476,090	(13,466)	462,624

Change in reserves for life, accident and health policies	536,093	(2,252)	533,841
General insurance expenses	488,695	2,252	490,947